UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05782
PNC Funds, Inc.

(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201

(Address of principal executive offices) (Zip code)
Jennifer E. Spratley
Two Hopkins Plaza
Baltimore, MD 21201

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-551-2145
Date of fiscal year end: May 31
Date of reporting period: February 28, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Par
	(000)	Value
COMMERCIAL PAPER — 56.6%
Asset Backed Securities — 23.3% (a)
Amsterdam Funding Corp., 0.50%, 3/5/09	$10,000	$9,999,583
Barton Capital LLC, 0.35%, 3/3/09	15,000	14,999,854
Cancara Asset Securitization LLC, 0.50%, 3/10/09	15,000	14,998,333
Edison Asset Securitization LLC, 0.35%, 3/23/09	8,000	7,998,367
Enterprise Funding LLC, 0.40%, 3/2/09	10,000	10,000,000
0.55%, 4/6/09	4,000	3,997,861
Fairway Finance Corp., 0.45%, 3/2/09	14,000	14,000,000
Old Line Funding LLC, 0.35%, 3/2/09	9,000	9,000,000
Park Avenue Receivables, 0.30%, 3/3/09	14,000	13,999,883
Ranger Funding Co. LLC, 0.43%, 3/17/09	7,451	7,449,665
Sheffield Receivables, 0.45%, 3/4/09	15,000	14,999,625
Starbird Funding Corp., 0.70%, 3/2/09	15,000	15,000,000
Variable Funding Captal, 0.40%, 3/20/09	15,000	14,997,000
Yorktown Capital LLC, 0.45%, 3/17/09	15,000	14,997,187

		166,437,358

Banking & Financial Services — 10.1%
American Honda Finance Corp., 0.55%, 4/3/09	15,000	14,992,667
Bank of America Corp., 0.48%, 3/25/09	15,000	14,995,400
JPMorgan Chase & Co., 0.40%, 3/10/09	15,000	14,998,667
Toyota Motor Credit Corp., 1.85%, 4/14/09	22,000	21,951,386
UBS Finance Delaware LLC, 0.65%, 3/9/09	5,000	4,999,368

		71,937,488

Beverages — 2.1%
Coca-Cola Co.
0.25%, 4/1/09 (a)	10,000	9,997,917
0.30%, 4/2/09 (a)	4,800	4,798,760

		14,796,677

Federal and Federally Sponsored
Credit Agencies — 6.5%
Swedish Export Credit, 0.90%, 7/20/09	14,500	14,449,250
The FDIC-Citigroup Funding, TLGP, 0.45%, 5/27/09 (b)	14,500	14,484,412
The FDIC-General Electric Capital Corp., TLGP
1.95%, 5/19/09 (b)	12,000	11,949,300
0.50%, 6/1/09 (b)	6,000	5,992,417

		46,875,379

Foreign Banks — 14.6%
ABN AMRO North American Finance, Inc., 2.50%, 3/5/09	10,000	9,997,917
Bank of Nova Scotia, 0.69%, 5/21/09	4,500	4,493,100
Bank of Scotland PLC, 1.08%, 3/6/09	13,250	13,248,410
Barclays US Funding LLC, 1.25%, 5/13/09	5,000	5,000,000
BNP Paribas Finance, Inc.
2.05%, 4/9/09	16,000	15,965,462
1.82%, 4/28/09	2,975	2,966,427
1.02%, 7/7/09	5,975	5,953,500
CBA (Delaware) Finance
0.63%, 4/15/09	2,500	2,498,075
0.55%, 4/17/09	11,573	11,564,867
KFW, 0.26%, 4/16/09 (a)	14,000	13,995,450
Lloyds TSB Bank PLC, 2.00%, 3/5/09	5,000	4,999,167
Rabobank USA Finance Corp., 1.16%, 3/3/09	14,000	13,999,549

		104,681,924

TOTAL COMMERCIAL PAPER (Cost $404,728,826)		404,728,826

CERTIFICATES OF DEPOSIT — 13.0%
Abbey National Treasury Service, 1.58%, 8/13/09 (c)	10,000	10,000,000
Chase Bank USA NA, 0.55%, 5/19/09	15,000	15,000,000
CIBC, 0.75%, 4/6/09	10,000	10,000,000
Royal Bank of Scotland, 2.50%, 3/6/09	13,000	13,000,000
Societe Generale, 1.00%, 6/12/09	16,000	16,000,000
Toronto Dominion Bank, 2.22%, 3/26/09	14,000	14,000,000
US Bank NA Cincinnati, 0.80%, 7/22/09	15,000	15,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $93,000,000)		93,000,000

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — 8.2%
Fannie Mae — 1.6%
Notes
5.13%, 7/13/09	$4,500	$4,533,102
1.17%, 2/12/10 (c)	7,000	6,985,952

		11,519,054

Federal Home Loan Bank — 3.2%
Notes
1.05%, 5/20/09 (c)	10,000	9,999,930
1.39%, 10/5/09 (c)	8,000	7,998,473
1.05%, 2/23/10	5,000	4,996,960

		22,995,363

Freddie Mac — 3.4%
Notes
0.34%, 9/28/09 (c)	7,500	7,487,042
1.00%, 12/30/09	5,000	5,000,000
1.05%, 2/4/10	5,500	5,500,000
1.25%, 7/12/10 (c)	6,000	6,000,000

		23,987,042

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $58,501,459)		58,501,459

CORPORATE BONDS — 5.5% (c)
Allstate Life Global Funding Trusts, 1.78%, 10/20/09	10,000	10,000,000
BP Capital Markets PLC, 2.28%, 4/9/10	10,000	10,000,000
The FDIC-Citigroup Funding, Inc., TLGP
1.27%, 7/30/10	3,500	3,500,000
The FDIC-General Electric Capital Corp., TLGP
1.46%, 7/8/10	2,000	2,000,000
The FDIC-Goldman Sachs Group, Inc., TLGP
2.70%, 12/3/10	3,500	3,527,743
UBS AG, 0.45%, 3/16/09 (b)	10,000	10,000,000

TOTAL CORPORATE BONDS (Cost $39,027,743)		39,027,743

REPURCHASE AGREEMENTS — 8.3%
Bank of America Securities, LLC (Agreement dated 2/27/09 to be repurchased at $14,000,280 collateralized by $14,090,000 (Value $14,254,313) U.S. Government Agency Obligation, Interest rate 2.01%, due 9/23/09) 0.24%, 3/2/09	14,000	14,000,000

	Par (000)/
	Shares	Value
REPURCHASE AGREEMENTS — Continued
JPMorgan Securities (Agreement dated 2/27/09 to be repurchased at $15,000,300 collateralized by $15,289,000 (Value $15,312,746) Government Agency Obligation, Interest rate 1.02%, due 7/28/09) 0.24%, 3/2/09	$15,000	$15,000,000
Morgan Stanley Securities (Agreement dated 2/27/09 to be repurchased at $15,000,263 collateralized by $15,040,000 (Value $15,327,870) U.S. Government Agency Obligation, Interest rate 3.06%, due 12/17/12) 0.21%, 3/2/09	15,000	15,000,000
Wachovia Securities (Agreement dated 2/27/09 to be repurchased at $15,000,313 collateralized by $13,684,000 (Value $15,341,070) U.S. Government Agency Obligations, Interest rates from 4.60% - 5.50%, due 11/10/11 - 8/13/14) 0.25%, 3/2/09	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $59,000,000)		59,000,000

MONEY MARKET FUNDS — 8.4%
Goldman Sachs Financial Square Prime Obligations Fund	28,584,454	28,584,454
JPMorgan Prime Money Market Fund	31,685,757	31,685,757
Morgan Stanley Institutional Liquidity Prime Fund	38,638	38,638

TOTAL MONEY MARKET FUNDS (Cost $60,308,849)		60,308,849

TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $714,566,877) (d)		714,566,877
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		90,238

NET ASSETS — 100.0%		$714,657,115

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, or otherwise restricted as to resale. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using procedures approved by the Board of Directors, has deemed these securities to be liquid. These securities represent $195,229,485 or 27.3% of net assets as of February 28, 2009.

(b)	Illiquid, restricted security. These securities represent $42,426,129 or 5.94% of net assets as of February 28, 2009. (See Note 2 in Notes to Schedules of Portfolio Investments.)

(c)	Variable or floating rate security. Rate disclosed is as of February 28, 2009.

(d)	Aggregate cost for financial reporting and Federal income tax purposes.
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 - Quoted Prices	$60,308,849
Level 2 - Other Significant Observable Inputs	654,258,028
Level 3 - Significant Unobservable Inputs	—

Total Assets - Investments in Securities	$714,566,877

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — 77.0%
Fannie Mae — 21.4%
Discount Notes(a)
1.00%, 3/2/09	$5,000	$5,000,000
0.08%, 3/5/09	4,000	3,999,973
1.16%, 3/11/09	5,000	4,998,550
0.15%, 3/18/09	5,000	4,999,667
2.68%, 3/19/09	5,000	4,993,743
0.30%, 3/26/09	5,000	4,999,000
1.26%, 4/1/09	2,914	2,910,965
0.35%, 4/2/09	2,000	1,999,397
0.30%, 4/3/09	5,000	4,998,667
0.33%, 4/3/09	5,000	4,998,533
0.30%, 4/15/09	2,185	2,184,199
2.59%, 5/1/09	5,000	4,978,750
0.35%, 5/12/09	2,390	2,388,350
0.36%, 5/18/09	5,000	4,996,150
0.40%, 6/4/09	6,500	6,493,211
0.40%, 6/15/09	5,000	4,994,167
0.37%, 8/24/09	5,000	4,991,007
0.55%, 8/24/09	5,000	4,986,632
0.65%, 9/9/09	1,160	1,156,000
0.65%, 9/21/09	5,000	4,981,674
2.04%, 10/1/09	3,500	3,458,583
0.70%, 10/13/09	3,000	2,986,875
Notes
5.13%, 7/13/09	2,000	2,014,712
1.17%, 2/12/10(b)	3,000	2,993,979
1.24%, 7/13/10(b)	5,000	4,998,590

		102,501,374

Federal Farm Credit Bank — 6.8%
Discount Note, 0.25%, 3/30/09(a)	4,066	4,065,209
Notes
0.34%, 4/23/09(b)	5,000	5,000,000
0.37%, 10/14/09(b)	10,000	9,999,847
0.90%, 12/16/09	5,000	5,000,000
1.00%, 12/30/09	2,000	2,000,000
1.31%, 6/25/10(b)	6,500	6,499,632

		32,564,688

Federal Home Loan Bank — 26.2%
Discount Notes(a)
2.69%, 3/4/09	5,000	4,999,261
0.26%, 3/24/09	5,000	4,999,206
0.36%, 4/17/09	4,000	3,998,160
0.34%, 4/24/09	5,000	4,997,497
0.24%, 4/27/09	5,000	4,998,133
0.29%, 5/18/09	5,000	4,996,899
0.52%, 7/14/09	5,000	4,990,322
0.76%, 12/9/09	5,000	4,970,625
Notes
2.83%, 3/3/09	5,000	5,000,000
2.20%, 4/1/09	2,500	2,498,629
2.40%, 4/1/09	3,000	3,000,000
0.51%, 4/8/09(b)	5,000	4,997,614
1.16%, 4/24/09(b)	5,000	5,000,000
2.32%, 4/28/09	2,500	2,498,025
2.60%, 4/30/09	3,000	3,000,000
1.05%, 5/18/09(b)	3,500	3,499,619
1.05%, 5/20/09(b)	10,000	9,999,930
1.05%, 5/27/09(b)	10,000	10,000,000
2.01%, 6/4/09(b)	6,500	6,500,000
3.00%, 6/23/09	5,000	4,996,438
5.13%, 8/5/09	3,000	3,039,123
0.40%, 8/21/09(b)	5,000	5,000,000
0.40%, 9/14/09(b)	4,000	4,000,000
5.00%, 9/18/09	3,000	3,071,619
1.39%, 10/5/09(b)	8,000	8,000,002
1.05%, 2/23/10	2,500	2,498,480

		125,549,582

Freddie Mac — 22.6%
Discount Notes(a)
0.14%, 3/2/09	2,675	2,675,000
2.01%, 3/3/09	5,000	4,999,722
0.27%, 3/23/09	5,000	4,999,213
1.26%, 3/24/09	5,000	4,996,181
0.31%, 4/1/09	5,000	4,998,708
0.35%, 4/17/09	3,040	3,038,640
0.36%, 4/23/09	3,748	3,746,051
0.30%, 4/28/09	5,000	4,997,625
0.33%, 4/29/09	3,750	3,748,006
1.09%, 5/12/09	5,000	4,989,350
0.40%, 7/6/09	1,919	1,916,313
0.52%, 8/10/09	5,000	4,988,372
0.51%, 8/11/09	5,000	4,988,525
0.57%, 9/2/09	5,000	4,985,433
Notes
4.75%, 3/5/09	5,000	5,001,026
0.36%, 4/7/09(b)	5,000	4,999,438
0.44%, 9/18/09(b)	5,000	5,002,590
0.45%, 9/21/09(b)	4,000	3,998,634
0.34%, 9/28/09(b)	2,500	2,495,681
0.37%, 10/8/09(b)	7,000	6,999,400
0.35%, 12/7/09(b)	5,000	4,999,374
1.00%, 12/30/09	3,000	3,000,000
0.67%, 1/8/10(b)	5,000	5,000,000
1.25%, 3/12/10	2,000	2,000,000
1.25%, 7/12/10(b)	5,000	5,000,000

		108,563,282

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $369,178,926)		369,178,926

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)

	Par
	(000)	Value
COMMERCIAL PAPER — 3.8%
Federal and Federally Sponsored
Credit Agencies — 3.8%
The FDIC-Citigroup, TLGP, 0.25%, 3/10/09	$8,000	$7,999,556
The FDIC-General Electric Capital Corp., TLGP
0.40%, 4/27/09	5,000	4,996,889
0.45%, 5/19/09	5,000	4,995,125

TOTAL COMMERCIAL PAPER (Cost $17,991,570)		17,991,570

REPURCHASE AGREEMENTS — 10.2%
Bank of America Securities, LLC (Agreement dated 2/27/09 to be repurchased at $12,000,240 collateralized by $12,080,000 (Value $12,220,873) U.S. Government Agency Obligation, Interest rate 2.01%, due 9/23/09) 0.24%, 3/2/09	12,000	12,000,000
JPMorgan Securities (Agreement dated 2/27/09 to be repurchased at $12,000,240 collateralized by $12,235,000 (Value $12,251,737) U.S. Government Agency Obligation, Floating Rate Note, due 7/27/10) 0.24%, 3/2/09	12,000	12,000,000
Morgan Stanley Securities (Agreement dated 2/27/09 to be repurchased at $13,000,228 collateralized by $12,945,000 (Value $13,242,780) U.S. Government Agency Obligation, Interest rate 5.38%, due 7/17/09) 0.21%, 3/2/09	13,000	13,000,000
Wachovia Securities (Agreement dated 2/27/09 to be repurchased at $12,000,250 collateralized by $11,835,000 (Value $12,289,017) U.S. Government Agency Obligation, Interest rate 4.60%, due 11/10/11) 0.25%, 3/2/09	12,000	12,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,000,000)		49,000,000

	Shares	Value
MONEY MARKET FUNDS — 8.9%
Goldman Sachs Financial Square Government Fund	15,562,827	$15,562,827
JPMorgan U.S. Government Money Market Fund	21,130,810	21,130,810
Merrill Lynch Government Money Market Fund	5,976,256	5,976,256

TOTAL MONEY MARKET FUNDS (Cost $42,669,893)		42,669,893

TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost $478,840,389) (c)		478,840,389
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		310,949

NET ASSETS — 100.0%		$479,151,338

(a)	Rate disclosed represents the yield at the time of purchase.

(b)	Variable or floating rate security. Rate disclosed is as of February 28, 2009.

(c)	Aggregate cost for financial reporting and Federal income tax purposes.
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$42,669,893
Level 2 – Other Significant Observable Inputs	436,170,496
Level 3 – Significant Unobservable Inputs	—

Total Assets – Investments in Securities	$478,840,389

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 99.7%
Alaska — 1.7%
Valdez Marine Terminal, Ser B, BP Pipeline, Inc., RB, VRDB, 0.45%, 3/2/09 (a)	$6,000	$6,000,000

Arizona — 1.7%
Mesa Street & Highway Revenue, RB, Prerefunded 7/1/09 @ 100, INS: FSA, 5.25%, 7/1/09	1,000	1,011,528
Salt River Project Agricultural Improvement & Power District, TECP, 0.35%, 3/9/09	5,000	5,000,000

		6,011,528

Colorado — 0.7%
Metro Wastewater Reclamation District Colorado Sewer, Ser B, RB, INS: GO of District, 5.00%, 4/1/09	2,715	2,721,927

Connecticut — 0.7%
Connecticut State, Ser A, GO, VRDB, INS: Landesbank Hessen- Thuringen Girozentrale, 0.55%, 3/5/09 (a)	2,500	2,500,000

Georgia — 3.6%
Gwinnett County School District, GO, 5.00%, 2/1/10	12,505	12,992,048

Illinois — 1.4%
Illinois Educational Facilities Authority, Art Institution of Chicago, RB, VRDB, INS: SPA: Bank of America Illinois, 0.63%, 3/4/09 (a)	4,000	4,000,000
Illinois Finance Authority, Northwestern Memorial Hospital, Ser A-1, RB, VRBD, INS: SPA: JPMorgan Chase Bank, 0.60%, 3/2/09 (a)	1,000	1,000,000

		5,000,000

Indiana — 0.8%
Indiana State Finance Authority, Trinity Health, Ser D-2, RB, VRDB, 0.55%, 3/5/09 (a)	3,000	3,000,000

Iowa — 1.5%
Iowa Higher Education Loan Authority, Private Education, Ser E, RAN, LOC: U.S. Bank NA, INS: Transamerica Life Insurance, 3.00%, 5/20/09	5,500	5,510,487

Kentucky — 0.7%
Berea Educational Facilities, Berea College Project, Ser B, RB, VRDB, 0.50%, 3/2/09 (a)	2,700	2,700,000

Louisiana — 1.4%
Louisiana Public Facilities Authority, Hospital Revenue, Franciscan, Ser D, RB, VRDB, LOC: JPMorgan Chase Bank, 0.55%, 3/2/09 (a)	5,000	5,000,000

Maryland — 4.5%
Baltimore IDA, Baltimore Cap Acquisition, RB, VRDB, LOC: Bayerische Landesbank, 0.68%, 3/4/09 (a)	5,055	5,055,000
Maryland Health & Higher Educational Facilities Authority, Ser A, TECP, INS: Bank of America, 0.40%, 3/5/09	10,256	10,256,000
Worcester County, GO, 3.00%, 3/1/09	1,000	1,000,000

		16,311,000

Massachusetts — 9.2%
Massachusetts Health & Education Facilities Authority, Ser H-2, TECP, 0.45%, 6/11/09	6,000	6,000,000
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Inc., RB, VRDB, INS: Citibank N.A., 0.51%, 3/5/09 (a)	6,055	6,055,000
Massachusetts Health and Educational Facilities Authority, Harvard University Issue, Ser EE, TECP, 3.35%, 6/11/09	5,000	5,000,000
Massachusetts State Central Artery, Ser B, GO, VRDB, INS: State Street Bank & Trust Co., 0.48%, 3/2/09 (a)	4,950	4,950,000
Massachusetts State Water Resources Authority, Multi-Model, Ser C, RB, VRDB, LOC: Landesbank Hessen-Thuringen, 0.55%, 3/2/09 (a)	4,425	4,425,000
Massachusetts State Water Resources Authority, Multi-Model, Ser D, RB, VRDB, INS: Landesbank Baden- Wurttemberg, 0.45%, 3/2/09 (a)	2,900	2,900,000
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Massachusetts — Continued
Massachusetts State, Ser G, TECP, INS: BNP Paribas SF, 0.40%, 6/8/09	$4,000	$4,000,000

		33,330,000

Michigan — 6.5%
Michigan State, RAN, Ser A, GO, 3.00%, 9/30/09	6,000	6,032,533
University of Michigan
Ser A, RB, VRDB
0.45%, 3/2/09 (a)	4,400	4,400,000
0.60%, 3/2/09 (a)	4,200	4,200,000
Ser A-2, RB, VRDB
0.45%, 3/2/09 (a)	3,100	3,100,000
Ser H, TECP
0.25%, 4/7/09	4,000	4,000,000
0.30%, 4/7/09	1,880	1,880,000

		23,612,533

Minnesota — 1.5%
Rochester Health Care Facilities, TECP
Ser 92-A
0.85%, 3/10/09	2,400	2,400,000
Ser 92-B
0.85%, 3/10/09	3,000	3,000,000

		5,400,000

Missouri — 7.2%
Missouri State Health & Educational Facilities Authority, Ranken Technical College, RB, VRDB, INS: Northern Trust Company, 0.65%, 3/2/09 (a)	8,675	8,675,000
Missouri State Health & Educational Facilities Authority, Washington University Project, Ser A, RB, VRDB, INS: JPMorgan Chase Bank, 1.11%, 3/4/09 (a)	2,340	2,340,000
Missouri State Highways & Transit Commission, State Road, Ser A, RB, 5.00%, 2/1/10	4,500	4,682,532
Missouri State, Third Street Building, Ser A, GO, 5.00%, 10/1/09	10,000	10,253,375

		25,950,907

Montana — 1.6%
Montana State Board of Investment, Intercap Revolving Program, RB, Mandatory Put on 03/02/09, 3.85%, 3/2/09 (a)	5,650	5,650,000

Nevada — 2.5%
Reno Sales Tax Revenue, Senior Lien, Reno Project, RB, VRBD, LOC: Bank of New York, 0.45%, 3/2/09 (a)	6,600	6,600,000
Truckee Meadows Water Authority, Ser 06-A, TECP, INS: Lloyds TSB Bank, 0.80%, 3/4/09	2,500	2,500,000

		9,100,000

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Foundation for Seacoast Health, RB, VRDB, INS: Bank of America, 0.68%, 3/5/09 (a)	3,000	3,000,000

New Jersey — 0.6%
New Jersey State, TRAN, Ser A, 3.00%, 6/25/09	2,000	2,003,089

New Mexico — 1.4%
Bernalillo County, GO, 4.13%, 6/1/09	1,000	1,005,258
New Mexico, Hospital Equipment Loan Council, Presbyterian Healthcare, Ser C, RB, VRDB, INS: SPA-Wells Fargo Bank N.A., 0.45%, 3/5/09 (a)	4,000	4,000,000

		5,005,258

New York — 3.9%
Metropolitan Transportation Authority, Sub Ser G-2, RB, VRDB, LOC: BNP Paribas, 0.40%, 3/2/09 (a)	3,500	3,500,000
New York City Transitional Finance Authority, Ser A, RB, Prerefunded 8/15/09 @ 101, 5.75%, 8/15/24	1,500	1,549,268
New York City, Sub Ser E-5, GO, VRDB, LOC: JPMorgan Chase Bank
0.55%, 3/2/09(a)	3,800	3,800,000
0.55%, 3/2/09(a)	3,200	3,200,000
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
New York — Continued
New York State Dormitory Authority, State Personal Income Tax, Ser C, RB, 5.00%, 3/15/09	$2,000	$2,001,988

		14,051,256

North Carolina — 3.9%
Forsyth County, GO, 3.50%, 8/1/09	1,835	1,848,898
Mecklenburg County, Ser C, GO, 5.00%, 2/1/10	3,000	3,121,688
North Carolina State, Public Improvement, Ser A, GO, 5.00%, 3/1/09	1,800	1,800,000
North Carolina State, Ser F, GO, VRDB, INS: Landesbank Baden-Wurttenberg, 0.55%, 3/4/09 (a)	2,280	2,280,000
Raleigh Combined Enterprise System, RB, 5.00%, 3/1/09	1,000	1,000,000
University of North Carolina Chapel Hill, Ser B, RB, VRDB, 0.35%, 3/4/09 (a)	3,900	3,900,000

		13,950,586

Ohio — 9.8%
Cleveland Airport System, Ser D, RB, VRDB, LOC: U.S. Bank, 0.60%, 3/5/09 (a)	3,800	3,800,000
Cuyahoga County, Cleveland Clinic Sub Ser B-1, RB, VRDB, INS: JPMorgan Chase & Co.
0.50%, 3/2/09(a)	3,400	3,400,000
Sub Ser B-3, RB, VRDB, INS: SPA: Bank of America
0.50%, 3/2/09(a)	7,500	7,500,000
Ohio State Building Authority, State Facilities, Adult Correctional, Ser A, RB, Prerefunded 10/1/09 @ 101, 5.25%, 10/1/17	2,480	2,560,123
Ohio State Higher Educational Facilities, Oberlin College Project, RB, VRDB, INS: SPA: JPMorgan Chase Bank, 0.40%, 3/4/09 (a)	2,000	2,000,000
Ohio State Higher Educational Facility Commission, Cleveland Clinic Foundation, Ser B-1, RB, VRDB, 0.40%, 3/2/09 (a)	1,000	1,000,000
Ohio State University, Ser I, TECP, 0.35%, 3/3/09	15,000	15,000,000

		35,260,123

Oklahoma — 0.9%
Oklahoma City, GO, Prerefunded
7/1/09 @ 100, 5.13%, 7/1/16	2,210	2,241,045
Oklahoma Development Finance Authority, Health System Revenue, Integris Baptist Medical Center, Ser B, RB, 5.00%, 8/15/09	1,000	1,009,718

		3,250,763

Oregon — 1.1%
Umatilla County Hospital Facility Authority, Catholic Health Initiatives, Ser B, RB, VRDB, INS: Bayerische Landesbank, 0.66%, 3/4/09 (a)	3,900	3,900,000

Pennsylvania — 3.3%
Delaware County IDA, RB, VRDB, INS: General Electric Capital, 0.50%, 3/4/09 (a)	5,100	5,100,000
Lower Merion School District, Capital Project, Ser B, GO, VRDB, LOC: US Bank NA, 0.55%, 3/5/09 (a)	4,000	4,000,000
Philadelphia Regional Port Authority Lease, RB, 3.00%, 9/1/09	2,745	2,759,937

		11,859,937

South Carolina — 2.6%
Berkeley County Pollution Control Facilities, Amoco Chemical Co. Project, RB, VRDB, 0.45%, 3/2/09 (a)	9,500	9,500,000

Tennessee — 1.8%
Hamilton County, GO, 4.00%, 3/1/10	6,315	6,505,695

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Texas — 14.0%
Harris County Health Facilities Development Corp., Methodist Hospital System, Ser A-1, RB, VRDB, 0.50%, 3/2/09 (a)	$9,100	$9,100,000
Houston Higher Education Finance Corp. Rice University Project, Ser B, RB, VRDB, 0.60%, 3/2/09 (a)	2,300	2,300,000
Port Arthur Navigation District, Texaco, Inc. Project, RB, VRDB, 0.55%, 3/2/09 (a)	1,100	1,100,000
Red River Education Finance, Texas Christian University Project, RB, VRDB, 0.60%, 3/4/09 (a)	4,600	4,600,000
Southwest Higher Education Authority, Southern Methodist University, RB, VRDB, LOC: Landesbank Hessen-Thrgn, 0.49%, 3/2/09 (a)	8,100	8,100,000
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Ser G, RB, VRDB, SPA: Bank of America N.A., 0.50%, 3/2/09 (a)	8,950	8,950,000
Texas Public Finance Authority, Ser 2003, TECP, 0.40%, 3/5/09	1,500	1,500,000
Texas Technical University, Ser A, TECP
0.20%, 4/7/09	2,000	2,000,000
0.25%, 4/7/09	3,700	3,700,000
Texas Water Development Board, State Revolving Sub-Lien, Ser A, RB, INS: JPMorgan Chase Bank, 0.45%, 3/2/09 (a)	9,012	9,012,000

		50,362,000

Virginia — 5.6%
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, VRDB, INS: Liquidation Facility — Innovative Health System, 0.65%, 3/4/09 (a)	6,000	6,000,000
Peninsula Ports Authority, Coal Terminal, Dominion Term Project, Ser D, RB, VRDB, LOC: U.S. Bank NA, 0.40%, 3/2/09 (a)	2,900	2,900,000
University of Virginia, Ser 03-A, TECP
0.40%, 4/3/09	1,200	1,200,000
0.40%, 6/9/09	10,000	10,000,000

		20,100,000

Washington — 2.5%
King County, Ser A, TECP, INS: Bayerissche Landesbank, 0.25%, 3/3/09	5,000	5,000,000
Port of Seattle, Ser A-1, TECP, INS: Bank of America, 0.35%, 3/5/09	4,080	4,080,000

		9,080,000

Wisconsin — 0.3%
Pleasant Prairie PCR, RB, VRDB, LOC: Wells Fargo Bank, 0.63%, 3/4/09 (a)	1,000	1,000,000

TOTAL MUNICIPAL BONDS (Cost $359,619,137)		359,619,137

TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost $359,619,137) (b)		359,619,137
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,018,565

NET ASSETS — 100.0%		$360,637,702

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2009. The maturity date shown is the next scheduled demand date.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	359,619,137
Level 3 – Significant Unobservable Inputs	—

Total Assets – Investments in Securities	$359,619,137

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Autos & Transportation — 4.4%
Alexander & Baldwin, Inc. (a)	10,400	$195,416
Autoliv, Inc.	2,700	40,176
Genesee & Wyoming, Inc., CL A (b)	7,000	146,230
Kirby Corp. (b)	7,000	154,280
Knight Transportation, Inc.	15,200	196,992
LKQ Corp. (b)	15,700	211,950
Marten Transport, Ltd. (b)	4,900	81,144
Wabtec (a)	4,000	107,040

		1,133,228

Chemicals Specialty — 0.3%
Cytec Industries, Inc.	5,200	80,080

Consumer Discretionary — 16.3%
Advance Auto Parts, Inc.	5,600	214,200
Aeropostale, Inc. (b)	7,800	180,882
bebe stores, inc.	10,600	54,696
BJ’S Restaurant, Inc. (a) (b)	17,400	216,282
Brink’s Home Security Holdings, Inc. (b)	8,500	178,245
Brinks Co.	7,200	171,864
Cardtronics, Inc. (b)	42,100	58,940
Cato Corp.	16,650	243,590
CEC Entertainment, Inc. (b)	6,200	144,770
Childrens Place Retail Stores, Inc. (b)	2,900	53,012
Collective Brands, Inc. (b)	5,300	54,855
Dollar Tree Stores, Inc. (a) (b)	5,700	221,274
First Cash Financial Services, Inc. (b)	11,700	159,822
Genesco, Inc. (b)	6,800	97,240
J. Crew Group, Inc. (a) (b)	2,500	28,150
Jack in the Box, Inc. (a) (b)	7,900	153,576
Lululemon Athletica, Inc. (a) (b)	11,200	64,064
Men’s Wearhouse, Inc. (a)	11,800	126,024
Meredith Corp. (a)	5,100	65,535
Movado Group, Inc.	6,200	35,402
PetSmart, Inc.	16,700	334,668
Phillips-Van Heusen Corp.	3,500	57,995
RHI Entertainment, Inc. (b)	24,900	67,728
Ross Stores, Inc.	9,300	274,536
Service Corp. International	30,000	101,400
Skechers U.S.A., Inc., CL A (b)	6,200	39,556
Titan Machinery, Inc. (b)	14,200	131,066
Tractor Supply Co. (b)	4,500	140,580
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	21,200	118,720
Under Armour, Inc., CL A (a) (b)	6,800	97,852
United Stationers, Inc. (b)	7,600	165,148
Warnaco Group, Inc. (b)	5,500	119,075

		4,170,747

Consumer Staples — 0.8%
Del Monte Foods Co.	29,400	210,210

Energy — 4.5%
Carbo Ceramics, Inc. (a)	7,800	271,128
Encore Acquisition Co. (b)	3,700	74,296
Goodrich Petroleum Corp. (b)	7,900	156,736
ION Geophysical Corp. (a) (b)	33,000	35,310
Newfield Exploration Co. (b)	11,200	216,496
T-3 Energy Services, Inc. (b)	12,100	133,221
Whiting Petroleum Corp. (a) (b)	6,300	146,790
Willbros Group, Inc. (b)	16,100	115,598

		1,149,575

Financial Services — 17.3%
Amerisafe, Inc. (b)	11,300	163,850
Bank of Hawaii Corp. (a)	9,300	297,972
Community Bank System, Inc. (a)	6,500	111,215
CVB Financial Corp. (a)	6,700	47,034
East West Bancorp, Inc. (a)	17,600	125,136
Education Realty Trust, Inc.	16,800	61,320
First Midwest Bancgroup, Inc. (a)	12,700	95,504
Hancock Holding Co. (a)	6,500	184,340
Harleysville Group	10,000	297,600
Highwoods Properties, Inc.	12,700	239,903
Independent Bank Corp.	8,500	124,610
Infinity Property & Casualty Corp.	7,400	262,922
IPC Holdings, Ltd.	8,700	221,067
Knight Capital Group, Inc., CL A (b)	11,500	202,285
NBT Bancorp, Inc.	11,400	224,010
Platinum Underwriters Holdings, Ltd.	13,600	381,344
ProAssurance Corp. (b)	4,700	224,613
S&T Bancorp, Inc. (a)	4,700	106,643
Selective Insurance Group (a)	18,500	222,555
StanCorp Financial Group	3,600	64,764
Sterling Bancshares, Inc. (a)	36,900	201,105
Washington Real Estate Investment Trust (a)	11,700	200,655
WesBanco, Inc.	4,800	85,104
WR Berkley Corp.	14,200	295,502

		4,441,053

Health Care — 18.3%
Abraxis BioScience, Inc. (b) (c)	9,200	538,568
Acadia Pharmaceuticals, Inc. (b)	54,300	45,069
Affymetrix, Inc. (b)	58,300	124,179
Align Technology, Inc. (a) (b)	29,200	200,020
ArthroCare Corp. (a) (b)	5,300	19,345
Biodel, Inc. (a) (b)	10,600	39,432
Caraco Pharmaceutical Laboratories, Ltd. (b)	8,500	34,850
Cardiome Pharma Corp. (a) (b)	20,500	78,515
Celera Corp. (b)	30,800	198,044
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Health Care — Continued
Cephalon, Inc. (b)	2,100	$137,739
Charles River Laboratories International, Inc. (b)	14,500	359,600
CONMED, Corp. (b)	9,700	131,823
Cougar Biotechnology, Inc. (a) (b)	5,400	135,162
Emergency Medical Services Corp. (a) (b)	6,800	208,216
Healthcare Services Group (a)	17,200	264,364
Medarex, Inc. (a) (b)	100,700	393,737
Perrigo Co.	10,500	210,945
Regeneron Pharmaceuticals, Inc. (b)	7,400	105,450
Sepracor, Inc. (b)	31,600	473,368
Steris Corp.	4,900	112,994
Sucampo Pharmaceuticals, Inc., CL A (b)	64,700	326,088
Syneron Medical, Ltd. (a) (b)	18,200	95,004
Universal Health Services, Inc.	5,400	198,882
Wright Medical Group, Inc. (b)	13,800	201,618
ZymoGenetics, Inc. (a) (b)	11,600	48,140

		4,681,152

Industrials — 3.7%
Exponent, Inc. (b)	10,400	233,688
FTI Consulting, Inc. (b)	3,700	135,198
Gardner Denver, Inc. (b)	9,000	170,280
MasTec, Inc. (b)	14,700	139,062
Regal-Beloit Corp. (a)	5,200	149,136
Titan International, Inc.	24,000	132,000

		959,364

Information Technology — 21.3%
Aecom Technology Corp. (b)	10,400	255,112
Amkor Technology, Inc. (b)	17,500	29,925
ANSYS, Inc. (b)	6,162	124,287
Ariba, Inc. (b)	28,700	251,125
Atheros Communications (a) (b)	13,000	157,040
Blue Coat Systems, Inc. (a) (b)	18,700	205,326
Cavium Networks, Inc. (a) (b)	18,700	177,837
Cirrus Logic, Inc. (a) (b)	52,600	186,730
Cogent, Inc. (b)	22,100	229,840
Compuware Corp. (b)	26,400	156,024
Concur Technologies, Inc. (b)	3,700	77,663
Data Domain, Inc. (a) (b)	20,900	271,282
Emulex Corp. (b)	8,900	46,814
F5 Networks, Inc. (b)	16,700	334,000
FMC Corp.	7,300	295,139
Informatica Corp. (b)	6,900	89,010
Jack Henry & Associates, Inc.	11,100	176,823
LAM Research Corp. (a) (b)	4,200	82,152
Microsemi Corp. (b)	20,400	206,244
Nuance Communications, Inc. (b)	25,000	221,500

	Shares/
	Par (000)	Value
COMMON STOCKS — Continued
Information Technology — Continued
ON Semiconductor Corp. (b)	15,100	$55,266
Parametric Technology Corp. (b)	20,000	162,800
Perot Systems Corp., CL A (b)	12,700	144,526
Premiere Global Services, Inc. (b)	20,750	173,470
QAD, Inc.	17,200	43,172
Sybase, Inc. (a) (b)	21,700	589,806
Synopsys, Inc. (b)	15,500	288,765
Tech Data Corp. (b)	12,500	216,125
TriQuint Semiconductor, Inc. (b)	57,000	132,810
Varian Semiconductor Equipment Associates, Inc. (b)	3,800	69,350

		5,449,963

Machinery — 1.4%
Bucyrus International, Inc.	14,100	175,122
Middleby Corp. (a) (b)	7,900	171,825

		346,947

Materials & Processing — 6.2%
Albemarle Corp. (a)	11,500	222,525
Crown Holdings, Inc. (b)	17,500	368,900
Dynamic Materials Corp.	14,200	132,344
Harsco Corp.	6,200	128,092
Hexcel Corp. (b)	30,200	187,542
M.D.C. Holdings, Inc.	7,800	196,794
Valspar Corp.	11,500	192,050
Walter Industries, Inc	9,300	168,981

		1,597,228

Producer Durables — 1.6%
Actuant Corp., CL A	12,200	125,538
Lincoln Electric Holdings, Inc. (a)	4,300	132,139
Tetra Tech, Inc. (b)	7,400	165,760

		423,437

Restaurants — 0.5%
Texas Roadhouse, Inc. (a) (b)	16,900	138,580

Utilities — 2.1%
Black Hills Corp. (a)	4,800	85,488
El Paso Electric Co. (b)	13,800	194,994
Southwest Gas Corp.	13,000	253,370

		533,852

TOTAL COMMON STOCKS (Cost $35,500,270)		25,315,416

U.S. GOVERNMENT AGENCY SECURITIES — 4.8%
Federal Home Loan Bank — 4.8%
Discount Note (d), 0.12%, 3/2/09	$1,230	1,230,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,230,000)		1,230,000

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)

Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (e) — 17.8%
Investment in securities lending short term investment portfolio	$4,569,916

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $4,919,007)	4,569,916

TOTAL INVESTMENTS IN SECURITIES — 121.3% (Cost $41,649,277) (f)	31,115,332
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.3)%	(5,473,115)

NET ASSETS — 100.0%	$25,642,217

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.) The total value of securities on loan is $4,707,409.

(b)	Non-income producing security.

(c)	Illiquid, restricted security. This security represents $ 538,568 or 2.10% of net assets as of February 28, 2009. (See Note 2 in Notes to Schedules of Portfolio Investments.)

(d)	Rate disclosed represents the yield at time of purchase.

(e)	See Note 1I in Notes to Schedules of Portfolio Investments.

(f)	Aggregate cost for financial reporting and Federal income tax purposes.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$2,258,414
Excess of tax cost over value:	$(12,792,359)
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$25,315,416
Level 2 – Other Significant Observable Inputs	5,171,256
Level 3 – Significant Unobservable Inputs	628,660

Total Assets – Investments in Securities	$31,115,332

Assets - Other Assets*	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	351,186

Total Assets – Other Assets*	$351,186

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

Assets - Investments in Securities	Market
Valuation Inputs	Value
Balance as of May 31, 2008	$1,699,250
Accrued discounts/premiums	19,611
Realized gain (loss)	1,711
Changed in unrealized appreciation (depreciation)	(349,090)
Net purchases (sales)	(143,722)
Transfers in and/or out of Level 3	599,100

Balance as of February 28, 2009	$628,660

Assets - Other Assets*
Valuation Inputs
Balance as of May 31, 2008	$—
Net increase	351,186

Balance as of February 28, 2009	$351,186

*	Represents receivable for securities lending collateral shortfall.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — 91.1%
Australia — 3.7%
Amp Ltd.	161,662	$499,300
BHP Billiton Ltd.	48,791	899,480
Brambles Ltd.	179,550	530,438
Foster’s Group Ltd.	120,251	423,689
Newcrest Mining Ltd.	535	10,597
Orica Ltd.	13,361	113,545
OZ Minerals Ltd.	1,241,448	500,123
Paladin Energy Ltd. (a)	147,531	283,017
Rio Tinto Ltd.	24,619	743,841
Santos Ltd.	51,842	512,837
Telstra Corp., Ltd.	103,375	234,667
Woodside Petroleum Ltd.	2,959	67,739
Woolworths Ltd.	6,943	116,054

		4,935,327

Austria — 0.5%
Flughafen Wien AG	3,454	94,582
OMV AG	4,600	121,590
Telekom Austria AG	32,543	427,003

		643,175

Belgium — 0.1%
KBC Groep NV	7,770	82,734

Brazil — 0.5%
Companhia Vale do Rio Doce, SP ADR	36,800	410,320
Petroleo Brasileiro SA, SP ADR	10,300	230,514

		640,834

Canada — 2.2%
Barrick Gold Corp.	18,306	553,267
Cameco Corp.	5,338	78,421
Encana Corp.	18,023	711,173
Ivanhoe Mines Ltd. (a)	11,043	49,043
Kinross Gold Corp.	10,476	165,679
Petro-Canada	10,421	230,012
Potash Corp. of Saskatchewan, Inc.	11,824	992,428
Research In Motion Ltd. (a)	1,316	52,561
Talisman Energy, Inc.	6,109	57,383

		2,889,967

China — 0.1%
Beijing Capital International Airport Co., Ltd.	94,158	35,209
China Petroleum & Chemical Corp., H Shares	78,000	40,734
China Telecom Corp., Ltd., H Shares	60,000	20,502
PetroChina Co., Ltd., H Shares	112,000	79,863

		176,308

Czech Republic — 0.4%
Komercni Banka A/S	7,714	579,392

Denmark — 0.2%
ALK-Abello A/S	545	35,009
Novo Nordisk A/S, CL B	4,619	225,576

		260,585

Finland — 0.7%
Nokia Oyj	89,264	850,996
Orion Oyj	4,185	65,099
Stora Enso Oyj, R Shares	6,869	28,824

		944,919

France — 11.6%
Aeroports de Paris	2,911	140,937
Air Liquide	878	64,737
Alstom SA	3,874	185,547
AXA SA	21,460	199,610
BNP Paribas	26,289	866,191
Bouygues SA	1,362	39,368
Carrefour SA	7,199	244,363
Casino Guichard-Perrachon SA	1,492	93,363
Credit Agricole SA	55,514	548,243
Electricite de France	25,090	983,179
Essilor International SA	15,857	550,814
France Telecom SA	64,848	1,464,177
GDF Suez	20,570	659,502
Groupe Danone	39,143	1,878,249
L’Oreal SA	339	22,056
Lafarge SA	476	20,692
Legrand SA	42,784	646,804
LVMH Moet Hennessy Louis Vuitton SA	1,285	73,927
PPR	126	7,587
Sanofi-Aventis SA	12,119	628,612
Schneider Electric SA	1,103	66,840
Societe Generale	1,443	45,652
Total SA	66,616	3,165,273
Unibail-Rodamco	1,885	239,532
Vallourec	5,527	437,788
Veolia Environnement	29,953	651,425
Vinci SA	13,780	449,754
Vivendi	39,215	942,840

		15,317,062

Germany — 6.1%
Adidas AG	7,567	220,736
Allianz SE	573	38,958
BASF SE	2,258	62,862
Bayer AG	38,369	1,852,296
Bayerische Motoren Werke AG	3,411	85,405
Daimler AG	5,159	117,791
Deutsche Telekom AG	14,364	174,178
E.ON AG	63,279	1,637,328
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Germany — Continued
Fraport AG Frankfurt Airport Services Worldwide	17,221	$539,248
Fresenius Medical Care AG & Co. KGaA	8,269	340,593
Fresenius SE	2,508	114,462
Linde AG	6,241	403,355
MAN AG	1,193	48,519
Merck KGaA	772	58,194
Metro AG	13,744	401,099
Muenchener Rueckversicherungs-Gesellschaft AG	348	42,776
Rhoen-Klinikum AG	3,650	68,900
RWE AG	12,774	809,225
SAP AG	6,476	209,477
Siemens AG	14,822	757,824

		7,983,226

Greece — 0.5%
Hellenic Telecom Organization SA	11,726	153,116
OPAP SA	19,786	510,704

		663,820

Hong Kong — 0.9%
China Merchants Holdings International Co., Ltd.	43,292	71,788
China Mobile Ltd.	30,500	267,432
CNOOC Ltd.	77,000	67,516
Esprit Holdings Ltd.	79,400	432,565
GOME Electrical Appliances Holdings Ltd. (b) (c)	205,495	29,677
Hutchison Whampoa Ltd.	12,000	63,441
Shun Tak Holdings Ltd.	63,666	20,606
Sun Hung Kai Properties Ltd.	21,000	165,178

		1,118,203

Hungary — 0.3%
OTP Bank Nyrt	54,094	367,804

India — 0.1%
ICICI Bank Ltd., SP ADR	7,539	93,936

Ireland — 1.1%
CRH PLC, EU	40,722	838,910
CRH PLC, US	29,964	622,984

		1,461,894

Italy — 2.5%
Assicurazioni Generali SpA	2,483	37,522
Buzzi Unicem SpA	5,682	53,305
Enel SpA	25,083	125,447
ENI SpA	103,534	2,081,705
Intesa Sanpaolo	162,494	398,819
Saipem SpA	18,123	282,597
Telecom Italia SpA	52,148	63,896
UniCredit SpA	172,005	220,240

		3,263,531

Japan — 17.8%
Aisin Seiki Co., Ltd.	2,301	36,285
Asatsu-DK, Inc.	13,150	249,539
Astellas Pharma, Inc.	22,750	766,919
Bank of Yokohama Ltd. (The)	78,000	335,673
Canon, Inc.	3,857	100,382
Central Japan Railway Co.	7	42,676
Chiba Bank, Ltd. (The)	81,000	386,762
Daikin Industries, Ltd.	896	19,922
Denso Corp.	2,771	53,322
East Japan Railway Co.	12,354	740,518
Eisai Co., Ltd.	1,665	51,863
Fanuc Ltd.	2,206	146,924
Fuji Television Network, Inc.	23	26,489
Fukuoka Financial Group, Inc.	54,000	164,885
Honda Motor Co., Ltd.	11,747	287,672
HOYA Corp.	40,950	756,523
INPEX Holdings, Inc.	68	472,401
ITOCHU Corp.	28,000	128,531
Japan Tobacco, Inc.	24	57,790
JSR Corp.	24,650	294,754
Kao Corp.	37,500	717,378
KDDI Corp.	9	47,677
Keyence Corp.	3,900	746,473
Komatsu Ltd.	16,986	177,875
Kubota Corp.	2,449	11,945
Kyocera Corp.	4,590	275,132
Mitsubishi Corp.	20,569	262,184
Mitsubishi Electric Corp.	62,565	251,940
Mitsubishi Estate Co., Ltd.	108,000	1,114,360
Mitsubishi Heavy Industries Ltd.	125,000	356,063
Mitsubishi UFJ Financial Group, Inc.	223,100	1,037,834
Mitsui & Co., Ltd.	27,832	262,364
Mitsui Sumitomo Insurance Group Holdings, Inc.	36,950	897,295
Murata Manufacturing Co., Ltd.	16,150	623,859
NGK Insulators Ltd.	3,000	40,422
NGK Spark Plug Co., Ltd.	63,500	497,095
NIDEC Corp.	4,400	186,649
Nintendo Co., Ltd.	4,481	1,308,097
Nippon Telegraph & Telephone Corp.	700	30,483
Nitto Denko Corp.	14,600	266,284
Nomura Holdings, Inc.	128,826	546,483
NTT DoCoMo, Inc.	459	723,809
Omron Corp.	21,250	248,220
Panasonic Corp.	6,564	77,615
Ricoh Co., Ltd.	1,550	17,931
Rohm Co., Ltd.	5,100	247,175
Sega Sammy Holdings, Inc.	29,650	256,109
Sekisui House, Ltd.	75,500	502,843
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
Japan — Continued
Shin-Etsu Chemical Co., Ltd.	937	$42,340
Shiseido Co., Ltd.	66,000	978,554
Sony Corp.	1,379	23,569
Sony Financial Holdings, Inc.	331	866,545
Sumitomo Metal Industries Ltd.	198,000	379,384
Sumitomo Mitsui Financial Group, Inc.	11,700	380,030
Sumitomo Realty & Development Co., Ltd.	7,000	68,569
Suzuki Motor Corp.	4,363	69,069
T&D Holdings, Inc.	43,225	987,671
Taiyo Nippon Sanso Corp.	117,029	749,456
Takeda Pharmaceutical Co., Ltd.	1,263	51,636
Toray Industries, Inc.	77,000	295,866
Toyota Motor Corp.	52,361	1,706,112

		23,450,225

Luxembourg — 0.4%
ArcelorMittal	26,037	509,979

Mexico — 0.2%
America Movil SAB de CV, ADR, Ser L	10,300	262,444

Netherlands — 4.3%
Akzo Nobel NV	18,336	649,361
CSM	17,607	192,521
Heineken NV	10,630	286,638
Koninklijke (Royal) Philips Electronics NV	44,104	712,049
Reed Elsevier PLC	4,217	47,388
Royal Dutch Shell PLC, A Shares	71,487	1,576,013
Royal KPN NV	17,068	220,599
TNT NV	1,966	28,650
Unilever NV	98,553	1,905,341

		5,618,560

New Zealand — 0.0%
Auckland International Airport Ltd.	63,579	56,363

Norway — 0.4%
Orkla ASA	12,010	72,113
StatoilHydro ASA	23,086	387,603

		459,716

Poland — 0.3%
Bank Pekao SA	9,908	210,082
Powszechna Kasa Oszczednosci Bank Polski SA	44,776	235,083

		445,165

Portugal — 0.0%
Energias de Portugal, SA	10,301	32,778

Romania — 0.0%
BRD-Groupe Societe Generale	32,213	38,446

Russia — 0.5%
Cherepovets MK Severstal, GDR	6,000	21,780
First Power Generating Co., SP GDR (a) (d)	25,012	9,380
Gazprom OAO, ADR	20,482	266,061
Inter Rao Ues OAO, SP GDR (a) (d)	5,434	10,868
Kuzbassenergo OJSC, SP GDR (a) (d)	1,807	1,626
LUKOIL, SP ADR	1,950	61,698
Mining and Mettallurigical Co. Norilsk Nickel	11,416	52,742
Mobile TeleSystems, SP ADR	986	23,358
Mosenergo, SP GDR (a) (d)	8,723	10,585
NovaTek Oao, SP GDR	1,650	38,775
Polyus Gold, SP ADR	2,604	47,549
RAO Energy System of East OAO (a) (c)	1,300,000	2,275
Rosneft Oil Co., GDR	6,400	22,528
Second Wholesale Power Market Generating Co. (The), GDR (a) (d)	6,500	5,005
Sistema-Hals, GDR (a) (e)	15,050	4,451
Sixth Wholesale Power Market Generating Co. (The), SP GDR (a) (d)	7,579	6,048
Territorial Generating Co. 14, SP GDR (a) (d)	416	749
TGK-1 OAO, SP GDR (a) (d)	9,932	3,973
TGK-2, SP GDR (a) (d)	1,677	1,509
TGK-4, SP GDR (a) (d)	4,121	2,473
TGK-9, SP GDR (a) (d)	4,368	2,621
Third Wholesale Power Market Generating Co. (The), SP GDR (a) (d)	10,686	4,964
Vimpel-Communications, SP ADR	3,582	18,770
Volga Territorial Generation Co., SP GDR (a) (d)	4,342	3,296
Yenisei Territorial Generation Co. OJSC, SP GDR (a) (d)	4,472	1,118

		624,202

Singapore — 0.3%
Capitaland Ltd.	105,000	134,324
Singapore Telecommunications Ltd.	171,000	271,788

		406,112

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS — Continued
South Africa — 0.2%
MTN Group Ltd.	37,097	$315,719

South Korea — 0.5%
KB Financial Group, Inc. (a)	8,840	169,484
KT&G Corp.	1,582	81,398
Samsung Electronics Co., Ltd.	930	289,289
Shinsegae Co., Ltd.	304	79,893
SK Telecom Co., Ltd.	665	81,312

		701,376

Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	5,575	40,922
Banco Santander SA	152,018	944,331
EDP Renovaveis SA (a)	14,511	107,066
Iberdrola Renovables SA (a)	8,369	34,164
Iberdrola SA	65,206	429,857
Inditex SA	6,716	254,830
Telefonica SA (a)	70,721	1,318,846

		3,130,016

Sweden — 0.6%
AB SKF, B Shares (f)	7,816	65,734
Atlas Copco AB, A Shares (f)	7,906	55,080
Getinge AB, B Shares (a)	4,704	54,446
Hennes & Mauritz AB, B Shares	8,904	333,645
Sandvik AB	16,788	90,399
SSAB Svenskt Stal AB, Ser A	20,821	155,460
Svenska Cellulosa AB (SCA), B Shares	9,583	62,508
TeliaSonera AB	6,746	27,113

		844,385

Switzerland — 9.7%
ABB Ltd. (a)	81,748	998,572
BKW FMB Energie AG	1,703	122,719
Compagnie Financiere Richemont SA, Ser A	1,283	16,944
Credit Suisse Group AG	9,368	231,587
Flughafen Zuerich AG	552	116,076
Givaudan SA	413	238,829
Holcim Ltd.	1,339	44,639
Nestle SA	142,789	4,679,686
Nobel Biocare Holding AG	1,082	17,286
Novartis AG	56,581	2,064,262
Roche Holdings AG	25,451	2,893,519
Swatch Group AG	660	73,907
Swisscom AG	74	22,266
Syngenta AG	5,009	1,072,577
Synthes, Inc.	381	44,228
UBS AG	16,704	157,923
Zurich Financial Services AG	282	40,208

		12,835,228

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	109,185	823,255

Ukraine — 0.2%
Raiffeisen Bank Aval (a)	1,024,439	8,349
Ukrnafta Oil Co. (a)	3,099	26,697
Ukrsotsbank JSCB (a)	1,360,003	11,166
UkrTelecom	5,189,396	154,748

		200,960

United Kingdom — 20.8%
BG Group PLC (a)	79,380	1,142,085
BHP Billiton PLC	141,255	2,236,558
BP PLC (a)	301,716	1,936,154
British American Tobacco PLC (a)	83,744	2,154,383
British Land Co. PLC, REIT	66,651	436,773
Cadbury PLC	79,770	613,246
Capita Group PLC	27,748	263,767
Diageo PLC	80,286	941,336
Drax Group PLC	14,674	109,028
G4S PLC	110,145	293,922
G4S PLC	70,135	184,982
GlaxoSmithKline PLC	11,279	172,611
Hays PLC	665,640	726,608
HSBC Holdings PLC	6,046	42,520
Imperial Tobacco Group PLC	79,615	1,914,808
Intercontinental Hotels Group PLC	85,185	589,936
Ladbrokes PLC	70,620	175,408
Lloyds Tsb Group PLC	516,951	431,459
Lonmin PLC	18,738	270,935
Marks & Spencer Group PLC	2,095	7,828
National Grid PLC	93,919	842,356
Prudential PLC	107,780	432,805
Reckitt Benckiser Group PLC	68,912	2,657,747
Reed Elsevier PLC	112,611	845,566
Rio Tinto PLC	34,075	878,559
Rolls-Royce Group PLC	13,386	55,382
Royal Bank of Scotland Group PLC	78,249	25,989
Scottish & Southern Energy PLC (a)	39,507	649,853
Smith & Nephew PLC	22,443	159,924
Smiths Group PLC	52,914	630,253
Tesco PLC	321,859	1,535,295
Tullow Oil PLC	23,764	248,690
Vodafone Group PLC	1,747,573	3,132,282
William Morrison Supermarkets PLC	11,907	44,021
Wolseley PLC	125,511	320,911
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
United Kingdom — Continued
WPP Group PLC	6,963	$36,434
Xstrata PLC	22,538	224,406

		27,364,820

United States — 0.4%
Dr Pepper Snapple Group, Inc. (a)	33,475	470,324

TOTAL COMMON STOCKS (Cost $142,410,412)		120,012,790

EXCHANGE TRADED FUNDS — 2.1%
Ireland — 0.2%
iShares Dow Jones Euro STOXX 50 ETF	7,498	187,545

Japan — 1.6%
Nikkei 225 ETF	2,758	218,164
TOPIX ETF	245,260	1,942,579

		2,160,743

United States — 0.3%
iShares MSCI South Korea Index Fund ETF	17,947	391,245

TOTAL EXCHANGE TRADED FUNDS (Cost $3,236,128)		2,739,533

PREFERRED STOCKS — 0.5%
Brazil — 0.4%
Companhia Vale do Rio Doce, ADR	38,215	492,591

Germany — 0.1%
Porsche Automobil Holding SE	2,577	106,602

Russia — 0.0%
Silvinit (c)	502	65,260

TOTAL PREFERRED STOCKS (Cost $786,055)		664,453

CLOSED-END INVESTMENT COMPANY — 0.0%
Australia — 0.0%
Macquarie Airports	47,807	47,384

TOTAL CLOSED-END INVESTMENT COMPANY (Cost $89,146)		47,384

EQUITY-LINKED INSTRUMENTS — 0.0%
Russia — 0.0%
Unified Energy System, issued by Deutsche Bank AG London- OGK4, expires 12/31/09 (b)(d)	13	15,132
Unified Energy System, issued by Deutsche Bank AG London- TGK11, expires 12/31/09 (b)(d)	13	2,091

	Shares/
	Par (000)	Value
EQUITY-LINKED INSTRUMENTS — Continued
Unified Energy System, issued by Deutsche Bank AG London-Corporate Action, expires 12/31/09 (b)(d)	13	$—

TOTAL EQUITY-LINKED INSTRUMENTS (Cost $144,327)		17,223

RIGHTS — 0.0%
Singapore — 0.0%
Capitaland Ltd., expires 03/13/09 (b)	52,500	23,066

TOTAL RIGHTS (Cost $28,473)		23,066

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (g) — 0.0%
Investments in securities lending short term investment portfolio		49,341

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $53,111)		49,341

REPURCHASE AGREEMENTS — 6.0%
Bank of America Securities, LLC (Agreement dated 2/27/09 to be repurchased at $3,918,078 collateralized by $4,000,000 (Value $4,015,783) U.S. Government Agency Obligation, Interest rate 1.15%, due 12/11/09) 0.24%, 3/2/09	$3,918	3,918,000
Wachovia Securities (Agreement dated 2/27/09 to be repurchased at $4,000,028 collateralized by $3,947,000 (Value $4,084,921) U.S. Government Agency Obligation, Interest rate of 4.60%, due 11/10/11) 0.25%, 3/2/09	4,000	4,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,918,000)		7,918,000

TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost $154,665,652) (h)		$131,471,790

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		354,215

NET ASSETS — 100.0%		$131,826,005

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

(a)	Non-income producing security.

(b)	Security for which market quotations were not readily available. Security was priced in accordance with procedures adopted by the Fund’s Board of Directors.

(c)	Illiquid, restricted security. These securities represent $97,212 or 0.07% of net assets as of February 28, 2009. (See Note 2 in Notes to Schedules of Portfolio Investments.)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be illiquid. These securities represent $ 81,438 or 0.06% of net assets as of February 28, 2009.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid. These securities represent $ 4,451 or less than 0.1% of net assets as of February 28, 2009.

(f)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.) The total value of securities on loan at February 28, 2009 is $50,826.

(g)	See Note 1I in Notes to of Portfolio Schedules Investments.

(h)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$9,099,005
Excess of tax cost over value:	$(32,292,867)
Industry Concentration Table:
(% of Total Net Assets)

Consumer Staples	17.1%
Financials	13.3%
Energy	11.2%
Materials	11.8%
Health Care	7.7%
Consumer Discretionary	6.6%
Telecommunication Services	7.2%
Industrials	8.6%
Utilities	5.0%
Information Technology	5.1%
Other	6.4%

100.0%

Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets – Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$123,363,543
Level 2 – Other Significant Observable Inputs	8,101,459
Level 3 – Significant Unobservable Inputs	6,788

Total Assets – Investments in Securities	$131,471,790

Assets – Other Assets*
Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	96,933

Total Assets – Other Assets*	$96,933

Other Financial Instruments**
Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	(352,263)
Level 3 – Significant Unobservable Inputs	—

Total Other Financial Instruments	$(352,263)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)
Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

Assets - Investments in Securities
Valuation Inputs	Market Value
Balance as of May 31, 2008	$715,676
Accrued discounts/premiums	212
Realized gain (loss)	18
Changed in unrealized appreciation (depreciation)	(3,770)
Net purchases (sales)	(1,552)
Transfers in and/or out of Level 3	(703,796)

Balance as of February 28, 2009	$6,788

Assets - Other Assets*
Valuation Inputs
Balance as of May 31, 2008	$—
Net increase	96,933

Balance as of February 28, 2009	$96,933

*	Represents receivable for securities lending collateral shortfall

**	Other financial instruments include open forward foreign currency contracts.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS —100.3%
Diversified — 6.7%
Eastgroup Properties, Inc. (a)	9,100	$223,769
Vornado Realty Trust (a)	18,670	611,069

		834,838

Financial Services — 0.3%
Gramercy Capital Corp. New York	45,875	34,865

Health Care — 13.1%
HCP, Inc. (a)	27,415	500,872
Medical Properties Trust, Inc. (a)	26,086	91,040
Nationwide Health Properties, Inc. (a)	11,395	230,863
OMEGA Healthcare Investors, Inc.	31,075	408,015
Ventas, Inc. (a)	18,325	395,270

		1,626,060

Hotels — 4.2%
FelCor Lodging Trust, Inc.	35,910	29,087
Hersha Hospitality Trust	25,030	45,054
Host Hotels & Resorts, Inc. (a)	68,583	253,757
LaSalle Hotel Properties (a)	13,775	73,283
Starwood Hotels & Resorts Worldwide, Inc.	5,240	60,732
Strategic Hotels & Resorts, Inc. (a)	20,990	17,212
Sunstone Hotel Investors, Inc. (a)	18,100	39,639

		518,764

Mortgage — 5.1%
Annaly Capital Management, Inc.	46,000	639,400

Office Properties — 24.1%
Alexandria Real Estate Equities, Inc. (a)	11,650	465,534
Boston Properties, Inc.	16,740	620,887
Brandywine Realty Trust	14,565	68,747
Brookfield Properties Corp.	27,340	135,333
Corporate Office Properties Trust, Inc.	23,630	590,750
Digital Reality Trust, Inc. (a)	20,910	625,000
Douglas Emmett, Inc. (a)	9,575	72,004
Mack-Cali Realty Corp.	9,510	162,431
SL Green Realty Corp. (a)	22,186	257,801

		2,998,487

Residential — 11.4%
American Campus Communities, Inc.	12,420	212,630
AvalonBay Communities, Inc.	2,615	110,915
Camden Property Trust	6,840	128,524
Equity Residential Property	20,455	360,008
Essex Property Trust, Inc. (a)	4,980	270,912
Mid-America Apartment Communities, Inc.	4,275	110,509
Post Properties, Inc. (a)	4,380	42,223
UDR, Inc. (a)	23,549	186,273

		1,421,994

Retail — 28.4%
CBL & Associates Properties, Inc. (a)	39,340	121,954
Developers Diversified Realty Corp. (a)	47,180	139,181
Entertainment Properties Trust (a)	9,965	148,578
Federal Realty Investment Trust (a)	9,420	387,445
Kimco Realty Corp.	46,650	412,852
Macerich Co. (a)	23,060	263,345
Pennsylvania Real Estate Investment Trust (a)	12,550	38,277
Regency Centers Corp.	20,890	563,612
Simon Property Group, Inc.	29,485	975,954
Tanger Factory Outlet Centers, Inc. (a)	7,040	194,304
Taubman Centers, Inc.	11,625	181,931
Weingarten Realty Investors (a)	9,025	101,892

		3,529,325

Storage — 4.1%
Public Storage, Inc.	8,355	463,535
U-STORE-IT Trust	19,840	49,600

		513,135

Warehouse/Industrial — 2.9%
AMB Property Corp.	12,575	149,768
ProLogis Trust (a)	37,060	214,577

		364,345

TOTAL REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS (Cost $18,850,431)		12,481,213

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)

Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (b) — 34.3%
Investment in securities lending short term investment portfolio	$4,270,199

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $4,596,394)	4,270,199

TOTAL INVESTMENTS IN SECURITIES — 134.6% (Cost $23,446,825) (c)	16,751,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (34.6)%	(4,309,599)

NET ASSETS — 100.0%	$12,441,813

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedule of Portfolio Investments.) The total value of securities on loan at February 28, 2009 is $4,398,674.

(b)	See Note to 1I in Notes to Schedules of Portfolio Investments.

(c)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$1,979,457
Excess of tax cost over value:	$(8,674,870)
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$12,481,213
Level 2 – Other Significant Observable Inputs	3,682,769
Level 3 – Significant Unobservable Inputs	587,430

Total Assets – Investments in Securities	$16,751,412

Assets - Other Assets*
Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	73,414

Total Assets – Other Assets*	$73,414

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

Assets - Investments in Securities
Valuation Inputs	Market Value
Balance as of May 31, 2008	$1,986,221
Accrued discounts/premiums	18,324
Realized gain (loss)	1,599
Changed in unrealized appreciation (depreciation)	(326,195)
Net purchases (sales)	(134,294)
Transfers in and/or out of Level 3	(958,225)

Balance as of February 28, 2009	$587,430

Assets - Other Assets*
Valuation Inputs
Balance as of May 31, 2008	$—
Net increase	73,414

Balance as of February 28, 2009	$73,414

*	Represents receivable for securities lending collateral shortfall.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES —37.6%
Fannie Mae — 9.1%
Mortgage-Backed Securities, 5.50%, 10/1/17	$628	$654,018
Notes
4.13%, 5/15/10	500	514,938
5.00%, 10/15/11	2,250	2,436,970
4.38%, 9/15/12	3,500	3,785,852
4.63%, 10/15/13	1,250	1,361,867

		8,753,645

Federal Home Loan Bank — 6.2%
Notes
5.25%, 6/11/10	2,500	2,621,777
3.00%, 9/10/10	2,250	2,298,787
3.38%, 9/10/10	1,000	1,027,301

		5,947,865

Freddie Mac — 16.1%
Mortgage-Backed Securities
5.50%, 3/1/22	2,339	2,431,609
5.50%, 4/1/22	3,202	3,329,589
5.00%, 4/1/23	1,949	2,007,937
5.00%, 8/1/23	1,413	1,455,846
5.05%, 3/1/36 (b)	2,310	2,377,138
Notes
4.13%, 9/1/09	1,000	1,015,503
4.88%, 11/15/13	2,500	2,750,385

		15,368,007

Temporary Liquidity Guarantee Program — 6.2%
Bank of America Corp., 3.13%, 6/15/12 (a)	1,500	1,539,617
General Electric Capital Corp., 3.00%, 12/9/11 (a)	1,325	1,355,396
JPMorgan Chase & Co., Guaranteed: FDIC, 3.13%, 12/1/11 (a)	1,125	1,158,318
John Deere Capital Corp., 2.88%, 6/19/12 (a)	825	839,225
KeyBank National Association, 3.20%, 6/15/12	1,000	1,030,054

		5,922,610

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $34,542,475)		35,992,127

CORPORATE BONDS — 34.6%
Auto — 0.2%
Paccar, Inc., 6.88%, 2/15/14	225	229,792

Banking & Financial Services —13.2%
American Express Credit Co., 7.30%, 8/20/13	1,000	992,990
Bank of America Corp., 4.25%, 10/1/10	1,000	942,126
BB&T Corp., 4.75%, 10/1/12	400	383,465
Bear Stearns Cos., Inc. (The), 3.25%, 3/25/09	1,500	1,500,079
Caterpillar Financial Services Corp., 4.70%, 3/15/12 (a)	1,300	1,249,851
Citigroup, Inc., 5.10%, 9/29/11(a)	1,000	893,414
General Electric Capital Corp., 5.88%, 2/15/12 (a)	2,000	2,000,766
Goldman Sachs Group, Inc. (The), 6.88%, 1/15/11	1,500	1,521,161
Merrill Lynch & Co., 2.43%, 6/5/12 (b)	1,075	862,019
Morgan Stanley, 6.75%, 4/15/11	885	889,059
SLM Corp., 4.00%, 1/15/10	675	570,484
Wachovia Corp., 5.50%, 5/1/13	875	843,322

		12,648,736

Beverages — 2.3%
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13	180	176,468
Pepsico, Inc., 5.15%, 5/15/12 (a)	1,000	1,071,242
4.65%, 2/15/13	950	1,006,151

		2,253,861

Chemicals — 1.0%
E.I. du Pont de Nemours and Co., 4.75%, 3/15/15	1,000	966,898

Computers — 3.2%
Hewlett-Packard Co., 4.75%, 6/2/14	775	771,932
IBM Corp., 4.38%, 6/1/09	2,300	2,307,070

		3,079,002

Cosmetics/Personal Care — 1.5%
Avon Products, Inc., 5.63%, 3/1/14	485	484,138
Procter & Gamble Co., 4.60%, 1/15/14	890	934,813

		1,418,951

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
CORPORATE BONDS — Continued
Entertainment & Leisure — 1.9%
Walt Disney Co. (The)
4.70%, 12/1/12	$1,000	$1,031,126
4.50%, 12/15/13 (a)	750	765,646

		1,796,772

Food — 1.1%
Kroger Co., 7.50%, 1/15/14	925	1,022,205

Home Furnishings — 0.3%
Whirlpool Corp, 2.50%, 6/15/09 (b)	300	297,064

Manufacturing — 0.1%
3M Employee Stock Ownership, 5.62%, 7/15/09 (c)	86	87,569

Media — 1.0%
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	500	533,833
Time Warner Cable, Inc., 8.25%, 2/14/14	400	417,002

		950,835

Oil & Exploration — 3.9%
Atlantic Richfield Co., 5.90%, 4/15/09	1,300	1,304,442
ConocoPhillips, 4.75%, 2/1/14 (a)	1,000	1,012,404
Devon Energy Corp., 5.63%, 1/15/14	275	277,415
Hess Corp., 7.00%, 2/15/14	500	511,115
Tesoro Petroleum Corp., 6.25%, 11/1/12	750	648,750

		3,754,126

Pharmaceuticals — 2.2%
Novartis Capital Corp., 4.13%, 2/10/14	400	404,156
Pfizer, Inc., 3.30%, 3/2/09	1,750	1,750,000

		2,154,156

Retail — 1.6%
Home Depot, Inc., 3.75%, 9/15/09	1,500	1,499,523

Telecommunications — 1.1%
AT&T, Inc., 5.30%, 11/15/10	1,000	1,024,156

TOTAL CORPORATE BONDS (Cost $33,346,290)		33,183,646

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Notes — 12.0%
Notes
1.13%, 1/15/12	1,000	993,126
4.13%, 8/31/12	1,750	1,900,801
3.63%, 5/15/13 (a)	3,500	3,766,056
3.50%, 5/31/13	4,500	4,819,923

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,226,557)		11,479,906

FOREIGN BONDS — 6.7%
Corporate Bonds — 6.7%
Covidien International Finance SA, 5.45%, 10/15/12	875	896,210
Eksportfinans, 5.13%, 10/26/11	1,000	1,051,437
European Investment Bank, 4.63%, 3/21/12	1,000	1,070,687
HSBC Holding PLC, 7.50%, 7/15/09	1,500	1,506,873
Hutchison Whampoa International, 5.45%, 11/24/10 (c)	1,500	1,539,831
Vedanta Resources PLC, 8.75%, 1/15/14 (c)	450	317,250

TOTAL FOREIGN BONDS (Cost $6,335,583)		6,382,288

ASSET-BACKED SECURITIES — 4.7%
AEP Texas Central Transition Funding, Class A1, 4.98%, 1/1/10	769	779,150
CNH Equipment Trust, 2007-C, Class A3A, 5.21%, 12/15/11	950	942,488
John Deere Owner Trust, 2007-A, Class A3, 5.04%, 7/15/11	855	852,925
Nissan Auto Lease Trust, 2008-A, Class A2A, 4.27%, 12/15/10	460	452,731
USAA Auto Owner Trust, 2006-4, Class A4, 4.98%, 10/15/12	1,400	1,404,454
Wachovia Auto Owner Trust, 2006-A, Class A3, 5.35%, 2/22/11	69	69,269

TOTAL ASSET-BACKED SECURITIES (Cost $4,472,238)		4,501,017

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)

	Par (000)/
	Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class A2B, 5.21%, 12/11/49	$1,850	$1,430,864
Commercial Mortgage Pass- Thru-Certificate, 2006-C8, Class A2B, 5.25%, 12/10/46	1,500	1,218,087

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,366,586)		2,648,951

MONEY MARKET FUND — 1.8%
PNC Prime Money Market Fund (d)	1,767,497	1,767,497

TOTAL MONEY MARKET FUND (Cost $1,767,497)		1,767,497

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (e) — 8.2%
Investment in securities lending short term investment portfolio		7,823,132

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $8,420,731)		7,823,132

TOTAL INVESTMENTS IN SECURITIES — 108.4% (Cost $103,477,957) (f)		103,778,564

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(8,055,037)

NET ASSETS — 100.0%		$95,723,527

(a)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments) The total value of securities on loan is $8,058,502.

(b)	Variable or floating rate security. Rate disclosed is as of February 28, 2009.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid. These securities represent $1,944,650 or 2.0% of net assets as of February 29, 2009.

(d)	See Note 3 in Notes to Schedules of Portfolio Investments regarding Affiliated Issuers.

(e)	See Note 1I in Notes to Schedules of Portfolio Investments.

(f)	Aggregate cost for financial reporting and Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$2,443,465
Excess of tax cost over value:	$(2,142,858)
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedule of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$1,767,497
Level 2 – Other Significant Observable Inputs	100,934,878
Level 3 – Significant Unobservable Inputs	1,076,189

Total Assets – Investments in Securities	$103,778,564

Assets - Other Assets*
Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	195,106

Total Assets – Other Assets*	$195,106

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

Assets - Investments in Securities	Market
Valuation Inputs	Value
Balance as of May 31, 2008	$237,184
Accrued discounts/premiums	33,571
Realized gain (loss)	2,929
Changed in unrealized appreciation (depreciation)	(597,599)
Net purchases (sales)	(246,034)
Transfers in and/or out of Level 3	1,646,138

Balance as of February 28, 2009	$1,076,189

Assets - Other Assets*
Valuation Inputs
Balance as of May 31, 2008	$—
Net increase	195,106

Balance as of February 28, 2009	$195,106

*	Represents receivable for securities lending collateral shortfall.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Par
	(000)	Value
U.S. GOVERNMENT AGENCY SECURITIES — 43.6%
Fannie Mae — 18.3%
Mortgage Backed Securities
7.00%, 4/1/11	$4	$3,923
4.50%, 4/1/23	2,887	2,943,378
7.50%, 8/1/26	6	5,988
7.00%, 4/1/27	9	9,629
8.00%, 8/1/27	53	56,344
8.00%, 9/1/27	4	4,305
7.00%, 10/1/27	3	3,495
7.50%, 10/1/27	40	43,045
8.00%, 10/1/27	2	2,319
7.00%, 11/1/27	21	22,228
7.00%, 3/1/29	43	46,158
7.50%, 4/1/30	2	2,290
7.50%, 1/1/31	2	2,141
7.50%, 4/1/31	4	3,841
7.50%, 4/1/31	0	480
7.50%, 7/1/31	17	17,775
7.50%, 8/1/31	17	18,642
5.50%, 1/1/34	1,893	1,946,842
5.50%, 4/1/34	2,520	2,591,776
5.00%, 11/1/35	4,291	4,376,119
5.50%, 4/1/37	4,931	5,057,297
Notes, 5.00%, 2/13/17	2,700	2,988,600

		20,146,615

Freddie Mac — 22.0%
Mortgage Backed Securities
5.50%, 10/1/18	1,414	1,473,693
4.50%, 11/1/18	1,864	1,911,163
5.00%, 11/1/18	1,668	1,728,939
5.00%, 1/1/19	1,568	1,623,318
5.00%, 3/1/19	1,964	2,034,213
7.50%, 7/1/26	4	3,960
8.00%, 10/1/29	5	5,074
7.50%, 9/1/30	3	3,154
8.00%, 9/1/30	1	840
8.00%, 12/1/30	1	574
8.00%, 5/1/31	3	3,663
5.00%, 10/1/34	1,940	1,975,532
6.00%, 12/1/35	2,607	2,704,210
6.00%, 4/1/37	3,325	3,446,672
6.00%, 7/1/37	2,082	2,158,517
Mortgage-Backed Securities
5.00%, 4/1/23	1,936	1,994,378
5.05%, 3/1/36 (a)	2,679	2,756,681
Notes, 4.38%, 7/17/15	350	372,803

		24,197,384

Government National Mortgage Association — 0.4%
Mortgage Backed Securities
7.00%, 2/15/12	8	8,208
9.00%, 5/15/16	0	455
9.00%, 11/15/16	13	14,554
7.00%, 2/15/17	122	128,342
8.00%, 5/15/17	2	2,365
8.00%, 5/15/17	2	2,514
10.00%, 5/15/19	3	2,875
9.00%, 11/15/19	6	6,233
9.00%, 6/15/21	46	49,617
9.00%, 8/15/21	9	10,198
9.00%, 9/15/21	6	6,467
9.00%, 9/15/21	1	877
9.00%, 9/15/21	2	2,035
9.00%, 9/15/21	13	14,042
8.00%, 2/15/23	38	41,412
7.00%, 5/20/24	5	5,361
7.00%, 10/15/25	6	6,854
6.50%, 2/15/26	7	6,835
6.50%, 3/15/26	6	6,039
7.00%, 1/15/27	7	7,520
8.50%, 8/15/27	17	18,102
7.00%, 9/15/27	5	5,771
8.00%, 9/15/27	8	8,396
7.00%, 10/15/27	43	46,047
7.00%, 10/15/27	3	2,777
7.00%, 10/15/27	7	7,055
7.00%, 12/15/27	2	2,472
7.00%, 4/15/28	2	1,780
7.50%, 10/15/29	26	27,652
7.50%, 1/15/32	18	19,514

		462,369

Temporary Liquidity Guarantee Program — 2.9%
Bank of America Corp., 3.13%, 6/15/12 (b)	1,750	1,796,219
JPMorgan Chase & Co., Guaranteed: FDIC, 3.13%, 12/1/11 (b)	1,300	1,338,501

		3,134,720

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $46,349,554)		47,941,088

CORPORATE BONDS — 29.5%
Banking & Financial Services — 8.8%
Bank of America Corp. 5.65%, 5/1/18	935	793,106
BB&T Corp., 5.20%, 12/23/15	640	615,606
Bear Stearns Cos., Inc. (The)
1.40%, 1/31/11(a)	1,750	1,661,940
7.25%, 2/1/18	540	560,919
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
CORPORATE BONDS — Continued
Banking & Financial Services — Continued
General Electric Capital Corp., 6.75%, 3/15/32 (b)	$1,300	$1,067,733
Merrill Lynch & Co., Inc., 5.45%, 2/5/13 (b)	950	848,831
Morgan Stanley, 4.75%, 4/1/14	1,075	902,369
Northern Trust Corp., 5.50%, 8/15/13	135	139,792
SLM Corp., 4.00%, 1/15/10	865	731,063
US Bank NA, 4.80%, 4/15/15	230	220,185
Wachovia Corp.
5.30%, 10/15/11	850	857,211
5.50%, 5/1/13	1,385	1,334,859

		9,733,614

Beverages — 0.2%
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13	240	235,291

Chemicals — 1.0%
E.I. du Pont de Nemours and Co., 4.75%, 3/15/15	1,130	1,092,595

Cosmetics/Personal Care — 1.0%
Avon Products, Inc., 5.63%, 3/1/14	360	359,360
Estee Lauder Co., Inc., 6.00%, 5/15/37	1,045	793,107

		1,152,467

Diversified Manufacturing — 2.0%
Alcoa Inc., 6.00%, 7/15/13 (b)	240	190,288
Freeport-McMoran Copper & Gold, Inc., 8.25%, 4/1/15	760	677,174
General Electric Co., 5.00%, 2/1/13	1,400	1,368,437

		2,235,899

Food — 2.7%
Constellation Brands, Inc., 7.25%, 5/15/17 (b)	750	712,500
General Mills Inc., 5.65%, 2/15/19	115	115,120
Kellogg Co., 4.25%, 3/6/13	1,000	998,358
Kroger Co., 7.50%, 1/15/14	1,050	1,160,341

		2,986,319

Health Care — 0.7%
HCA, Inc., 9.13%, 11/15/14 (b)	785	737,900

Industrials — 1.5%
Caterpillar, Inc., 7.90%, 12/15/18	790	827,335
Lockheed Martin Corp., 7.75%, 5/1/26	200	228,869
Martin Marietta Materials, Inc., 6.25%, 5/1/37	890	564,731

		1,620,935

Media — 2.2%
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	750	800,750
News America Holdings, Inc., 8.45%, 8/1/34	720	676,474
Time Warner Cable, Inc., 8.25%, 2/14/14	450	469,127
Washington Post Co., 7.25%, 2/1/19	455	462,500

		2,408,851

Oil & Exploration — 1.3%
ConocoPhillips, 5.75%, 2/1/19	185	181,370
Devon Energy Corp., 5.63%, 1/15/14	420	423,689
Marathon Oil Corp., 7.50%, 2/15/19	110	107,038
Tesoro Petroleum Corp., 6.25%, 11/1/12 (b)	770	666,050

		1,378,147

Paper & Forest Products — 0.6%
International Paper Co., 7.40%, 6/15/14	815	656,262

Retail — 0.6%
Kohl’s Corp., 6.88%, 12/15/37	895	667,708

Telecommunications — 2.8%
AT&T, Inc., 6.40%, 5/15/38	1,000	912,993
Time Warner, Inc., 5.88%, 11/15/16 (b)	800	750,749
Verizon New Jersey, Inc., 5.88%, 1/17/12	1,400	1,405,887

		3,069,629

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
CORPORATE BONDS — Continued
Transportation — 1.9%
Canadian National Railway Co., 5.55%, 3/1/19	$490	$489,094
Norfolk Southern Corp., 5.75%, 1/15/16 (c)	500	486,330
Union Pacific Corp., 7.88%, 1/15/19	1,000	1,097,711

		2,073,135

Utilities — 2.2%
Dominion Resources, Inc., 6.40%, 6/15/18 (b)	1,000	1,005,570
Exelon Generation Co., LLC, 6.20%, 10/1/17	570	518,073
FPL Group Capital, Inc., 7.88%, 12/15/15 (b)	575	650,727
PacifiCorp, 5.50%, 1/15/19	170	171,689
Progress Energy Carolina, 5.30%, 1/15/19 (b)	105	105,409

		2,451,468

TOTAL CORPORATE BONDS (Cost $33,944,807)		32,500,220

U.S. TREASURY OBLIGATIONS — 14.3%
U.S. Treasury Notes — 12.3%
Notes
3.63%, 5/15/13	4,635	4,987,334
4.50%, 5/15/17 (b)	7,050	7,867,913
Bonds
4.75%, 2/15/37	615	711,575

		13,566,822

U.S. Treasury Inflation Index Note — 2.0%
Note, 0.63%, 4/15/13	2,200	2,130,042

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,117,111)		15,696,864

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%
Citigroup Deutsche Bank Commercial Mortgage Trust, 2006-CD3, Class AAB, 5.61%, 10/15/48	1,100	832,508
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class ASB, 5.28%, 12/11/49	2,000	1,388,007
Commercial Mortgage Pass-Thru- Certificate, 2006-C8, Class A2B, 5.25%, 12/10/46	1,750	1,421,102
CS First Boston Mortgage Securities Corp., 2005-C3, Class A2, 4.51%, 7/15/37	1,415	1,316,847
LB-UBS Commercial Mortgage Trust, 2006-C3, Class A2, 5.53%, 3/15/32	615	530,934
Morgan Stanley Capital I, 2007- HQ11, Class A31, 5.44%, 2/12/44	435	284,018
Wachovia Bank Commercial Mortgage Trust, 2007-C31, Class A2, 5.42%, 4/15/47	1,500	1,027,624

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,169,035)		6,801,040

ASSET-BACKED SECURITIES — 2.7%
Caterpillar Financial Asset Trust, 2008-A, Class A2B, 1.62%, 12/27/10 (a)	692	684,965
CNH Equipment Trust, 2007-C, Class A3A, 5.21%, 12/15/11	1,000	992,093
Discover Card Master Trust, 2008-A4, Class A4, 5.65%, 12/15/15	160	152,729
John Deere Owner Trust, 2008-A, Class A2, 3.63%, 3/15/11	601	595,786
USAA Auto Owner Trust, 2008-3, Class A3, 4.28%, 10/15/12	580	575,365

TOTAL ASSET-BACKED SECURITIES (Cost $2,962,853)		3,000,938

FOREIGN BONDS — 2.0%
Corporate Bonds — 2.0%
Cia Brasileira de Bebida, 8.75%, 9/15/13	725	811,094
Hutchison Whampoa International, 5.45%, 11/24/10 (c)	900	923,899
Vedanta Resources PLC, 8.75%, 1/15/14 (c)	575	405,375

TOTAL FOREIGN BONDS (Cost $2,201,454)		2,140,368

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)

	Shares	Value
MONEY MARKET FUND — 1.7%
PNC Prime Money Market Fund (d)	1,911,105	$1,911,105

TOTAL MONEY MARKET FUND (Cost $1,911,105)		1,911,105

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (e) — 13.3%
Investment in securities lending short term investment portfolio		14,670,645

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $15,791,318)		14,670,645

TOTAL INVESTMENTS IN SECURITIES — 113.3% (Cost $127,447,237) (f)		124,662,268

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.3)%		(14,632,197)

NET ASSETS — 100.0%		$110,030,071

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2009.

(b)	A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.) The total value of securities on loan is $15,112,033.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid. These securities represent $1,815,604 or 1.7% of net assets as of February 28, 2009.

(d)	See Note 3 in Notes to Schedules of Portfolio Investments regarding Affiliated Issuers.

(e)	See Note 1I in Notes to Schedules of Portfolio of Investments.

(f)	Aggregate cost for financial reporting and Federal income tax purposes.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$2,220,037
Excess of tax cost over value:	$(5,005,006)
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$1,911,105
Level 2 – Other Significant Observable Inputs	120,732,996
Level 3 – Significant Unobservable Inputs	2,018,167

Total Assets – Investments in Securities	$124,662,268

Assets - Other Assets*
Valuation Inputs
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	67,918

Total Assets – Other Assets*	$67,918

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

Assets - Investments in Securities
Valuation Inputs	Market Value
Balance as of May 31, 2008	$659,644
Accrued discounts/premiums	62,955
Realized gain (loss)	5,493
Changed in unrealized appreciation (depreciation)	(1,120,672)
Net purchases (sales)	(461,385)
Transfers in and/or out of Level 3	2,872,132

Balance as of February 28, 2009	$2,018,167

Assets - Other Assets*
Valuation Inputs
Balance as of May 31, 2008	$—
Net increase	67,918

Balance as of February 28, 2009	$67,918

*	Represents receivable for securities lending collateral shortfall.
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 97.3%
District of Columbia — 2.4%
Washington D.C., Metropolitan Area Transit Authority, RB, Refunding INS: MBIA 5.00%, 1/1/12	$500	$535,995
INS: MBIA, FGIC 6.00%, 7/1/09	600	608,958
Ser B, INS: MBIA 5.00%, 7/1/10	300	312,225

		1,457,178

Maryland — 87.5%
Annapolis Refunding Public Improvements, GO, 5.00%, 11/1/16	440	444,959
Anne Arundel County GO, 5.00%, 3/1/16	750	818,723
GO, Prerefunded 3/1/12 @ 100 5.25%, 3/1/18	1,000	1,111,170
SO, National Business Park Project, TA, INS: County GTD, 5.13%, 7/1/22	1,000	1,067,250
SO, National Business Park Project, TA, Prerefunded 7/1/10 @ 102 7.38%, 7/1/28	800	880,248
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.00%, 9/1/21	500	498,160
Refunding, Metropolitan District, GO, 5.00%, 8/1/11	750	817,072
Refunding, Pension Funding, GO, 5.13%, 8/1/12	500	506,500
Baltimore, Construction Public Improvements, Ser A, GO, INS: AMBAC 5.00%, 10/15/19	715	780,894
GO, INS: MBIA 7.00%, 10/15/10	450	491,737
Refunding, Waste Water Project, Ser A, RB, INS: MBIA, FGIC 5.00%, 7/1/22	1,000	1,034,740
Waste Water Project, RB, Prerefunded 7/1/15 @ 100, INS: MBIA Ser A, 5.00%, 7/1/21	1,000	1,149,170
Baltimore, Waste Water Project, Ser B, RB, Prerefunded 7/1/15 @ 100, INS: MBIA, 5.00%, 7/1/30	1,500	1,723,755
Charles County, County Commissioners, CPI, GO
5.00%, 3/1/12	1,000	1,099,550
5.00%, 3/1/18	1,000	1,154,040
Frederick County, Refunding, Public Facilities, GO, 5.00%, 8/1/17	1,730	1,956,146
Harford County, GO
5.00%, 7/15/20	600	654,138
5.00%, 7/15/22	1,290	1,375,966
Unrefunded Balance, 5.00%, 12/1/14	125	125,944
Howard County, CPI, Ser B, GO, 5.00%, 2/15/14	1,000	1,134,070
Maryland Environmental Services, Lease Revenue, Cecil County Landfill Project, RB
5.13%, 9/1/10	180	188,444
5.30%, 9/1/12	250	262,332
Maryland State Community Development Administration, Department of Housing & Community Development, Infrastructure Financing, Ser B, RB, INS: MBIA
5.13%, 6/1/17	230	231,716
5.15%, 6/1/22	245	244,561
Residential, Ser G, RB 3.70%, 9/1/09	1,000	1,014,500
Maryland State Economic Development Corp., RB Department of Transportation Headquarters, 5.00%, 6/1/15	450	482,949
Student Housing Revenue, University of Maryland, College Park Project, Prerefunded 6/1/13 @ 100 6.50%, 6/1/27	1,350	1,598,846
Utility Infrastructure, University of Maryland, College Park Project, INS: AMBAC 5.38%, 7/1/14	490	518,645
Maryland State Health & Higher Educational Facilities Authority, RB Board of Child Care 5.38%, 7/1/32	500	475,425
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Maryland — Continued
Carroll Hospital Center 5.00%, 7/1/36	$1,000	$775,740
College of Notre Dame, INS: MBIA 5.30%, 10/1/18	460	514,367
Goucher College 5.38%, 7/1/25	500	484,385
Lifebridge Health, INS: Assured GTD 5.00%, 7/1/19	1,000	1,053,500
Pooled Loan Program, Ser A, LOC: JPMorgan Chase Bank 0.47%, 4/1/35 (a)	1,500	1,500,000
University of Maryland Medical System, Ser A 4.50%, 7/1/26	200	164,016
Upper Chesapeake Hospital, Ser A, LOC: Bank of America N.A. 0.60%, 1/1/43 (a)	400	400,000
Western Maryland Health System, Refunding, Ser A, INS: MBIA, FHA 5.00%, 7/1/21	750	735,750
Maryland State IDA, Refunding American Center for Physics, RB, 5.25%, 12/15/14	500	535,440
Maryland State Transportation Authority, RB, 5.00%, 7/1/20	1,000	1,093,110
Maryland State Transportation Authority, RB, GRAN, 5.25%, 3/1/19	860	1,006,544
Maryland State Water Quality Financing Administration, Revolving Loan Funding, Ser A, RB, 5.00%, 3/1/24	1,175	1,242,986
Maryland State, State & Local Facilities Loan, Second Ser, GO, 5.00%, 8/1/16	2,000	2,203,920
Montgomery County, BAN, Ser A, GO, 0.60%, 6/1/26 (a)	1,300	1,300,000
Economic Development, Trinity Health Care Group, RB 5.50%, 12/1/16	930	968,521
Revenue Authority Lease, Refunding, Olney Indoor Swim Center Project, Ser C, RB 5.25%, 10/1/12	140	139,954
Montgomery County, CPI, Ser A, GO, 5.00%, 5/1/12	1,000	1,109,840
New Baltimore Board of School Commisioners, School System, RB, 5.13%, 11/1/14	455	476,390
Prince Georges County, CPI, Ser A, GO, Prerefunded 10/1/13 @ 100 5.00%, 10/1/23	1,685	1,916,789
IDA, Hyattsville District Court Facilities, Ser A, RB 6.00%, 7/1/09	345	345,141
IDA, Refunding, Upper Marlboro Justice, Ser A, RB, INS: MBIA
5.00%, 6/30/17	500	544,255
5.00%, 6/30/19	710	759,104
Woodview Village, Phase II-Sub District, SO, RB, Prerefunded 7/1/12 @ 102 7.00%, 7/1/32	1,179	1,409,247
Queen Anne’s County, Refunding, GO, INS: MBIA, FGIC, 5.00%, 11/15/10	400	423,852
Saint Mary’s County, County Commissioners, St. Mary’s Hospital, GO,
5.00%, 10/1/09	880	900,742
5.00%, 10/1/20	1,000	1,066,100
Talbot County, Public Facilities, GO, 5.00%, 3/15/12	480	527,640
University of Maryland, System Auxiliary Facilities & Tuition, RB, Ser A, 5.00%, 4/1/18	1,200	1,385,280
Washington County, Public Improvements, GO INS: MBIA, FGIC 5.00%, 1/1/16	675	679,171
Prerefunded 1/1/10 @ 101, INS: MBIA, FGIC 5.50%, 1/1/20	300	315,138
Washington Suburban Sanitation District, General Construction, GO, Prerefunded 6/1/10 @ 100 5.25%, 6/1/24	440	463,742
Refunding, General Construction, GO, 5.00%, 6/1/19	680	750,747
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Maryland — Continued
Water Supply, GO, 5.00%, 6/1/20	$1,000	$1,091,010
Westminster Educational Facilities, McDaniel College Inc., RB
5.00%, 11/1/21	160	146,736
5.00%, 11/1/23	240	215,930
Wicomico County, Refunding, CPI, GO, INS: MBIA, FGIC, 5.00%, 2/1/15	755	758,246

		53,244,983

Puerto Rico — 7.4%
Puerto Rico Commonwealth Highway & Transportation Authority, Ser D, RB, Prerefunded 7/1/12 @ 100, 5.75%, 7/1/41	1,350	1,512,486
Puerto Rico Commonwealth, Public Improvements, Ser A, GO, INS: MBIA, 5.25%, 7/1/21	1,000	918,180
Puerto Rico Electric Power Authority, Refunding, Ser SS, RB, INS: MBIA, 5.00%, 7/1/19	1,000	933,570
Puerto Rico Public Buildings Authority, Government Facilities, Ser I, RB, Prerefunded 7/1/14 @ 100, INS: Commonwealth GTD, 5.50%, 7/1/21	1,000	1,129,500

		4,493,736

TOTAL MUNICIPAL BONDS (Cost $57,986,557)		59,195,897

TOTAL INVESTMENTS IN SECURITIES — 97.3% (Cost $57,986,557) (b)		59,195,897

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%		1,621,815

NET ASSETS — 100.0%		$60,817,712

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2009.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$1,941,941
Excess of tax cost over value:	$(732,601)
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	59,195,897
Level 3 – Significant Unobservable Inputs	—

Total Assets – Investments in Securities	$59,195,897

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 97.4%
Alaska — 1.4%
Valdez Marine Terminal, RB, VRBD, BP Pipelines, Inc., Ser B, 0.35%, 7/1/37 (a)	$1,000	$1,000,000

Arizona — 5.2%
Arizona School Facilities Board Revenue, State School Improvement, RB, Prerefunded 7/1/11 @ 100, 5.50%, 7/1/12	1,395	1,532,101
Arizona State Transportation Board Highway Revenue, RB, 5.25%, 7/1/13	1,000	1,074,630
University of Arizona, University Revenue, RB, Refunding System, INS: FSA, 5.25%, 6/1/09	1,050	1,061,245

		3,667,976

California — 1.4%
California State, Variable Purpose, GO, 5.00%, 3/1/12	900	956,178

Colorado — 1.5%
Regional Transportation District, Sales Tax Revenue, Ser B, RB, INS: AMBAC, 5.25%, 11/1/11	1,000	1,097,070

Florida — 8.2%
Canaveral Port Authority Revenue, Unrefunded Balance, Refunding Port Improvement, Ser B, RB, INS: FGIC, 5.70%, 6/1/13	280	279,975
Citizens Property Insurance Corporation, Senior Secured High Risk Notes, Ser A-2, RN, INS: GO of Corporation, 4.50%, 6/1/09	1,000	1,000,800
Florida State Division of Bond Finance Department General Services Revenues, Environmental Protection-Preservation, Ser 2000-B, RB, INS: FSA, 5.25%, 7/1/13	1,810	1,821,367
Florida State, Department of Transportation Right of Way, Ser B, GO, 6.38%, 7/1/12	1,500	1,675,125
Highlands County Florida Health Facilities Authority Revenue, Hospital-Adventist/Sunbelt, Ser A, RB, Prerefunded 11/15/11 @ 101, 6.00%, 11/15/31	300	333,768
St. Lucie County Florida Public Improvement Revenue, 800 Mhz Radio System, Ser A, RB, ETM, INS: MBIA, 5.50%, 4/1/10	685	700,591

		5,811,626

Hawaii — 2.1%
Hawaii State, Ser DE, GO, INS: MBIA, 5.00%, 10/1/12	1,340	1,489,276

Illinois — 3.8%
Chicago Park District, Limited Tax, Ser C, GO, Prerefunded 7/1/11 @ 100, INS: FGIC, 5.50%, 1/1/20	1,500	1,643,790
Illinois State Sales Tax Revenue, RB, 5.38%, 6/15/13	1,000	1,072,520

		2,716,310

Kansas — 1.4%
Olathe Health Facilities Revenue, Olathe Medical Center, Mandatory put 3/1/13 @ 100, Ser A, RB, 4.13%, 9/1/37 (a)	1,000	996,900

Maryland — 7.0%
Anne Arundel County, Refunding, Consolidated Water & Sewer, GO, 5.00%, 3/1/14	1,000	1,129,660
Baltimore, Waste Water Project, Ser B, RB, Prerefunded 7/1/15 @ 100, INS: MBIA, 5.00%, 7/1/30	500	574,585
Carroll County, CPI, GO, 5.00%, 11/1/11	1,000	1,096,080
Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue, Ser A, RB, 5.00%, 3/1/14	1,000	1,118,630
Prince Georges County, Refunding CPI, GO, INS: FSA, 5.50%, 5/15/09	1,000	1,009,570

		4,928,525

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Massachusetts — 1.3%
Massachusetts State Development Finance Agency Revenue, Phillips Academy, RB, 5.00%, 9/1/14	$780	$887,203

Michigan — 5.4%
Detroit, Ser A, GO, INS: XLCA, 5.25%, 4/1/18	1,000	859,230
Michigan State Building Authority Revenue, Refunding Facilities Program, Ser 1, RB, 5.25%, 10/15/13	1,030	1,046,233
Woodhaven Brownstown School District, GO, Prerefunded 5/1/12 @ 100, INS: Q-SBLF, 5.38%, 5/1/16	1,710	1,911,370

		3,816,833

Minnesota — 3.1%
Minneapolis Health Care Systems Revenue, Allina Health System, Ser A, RB, Prerefunded 11/15/12 @ 100, 6.00%, 11/15/23	1,000	1,157,710
Scott County, Grant Anticipation Notes, GO, 4.00%, 12/1/10	1,000	1,015,520

		2,173,230

Missouri — 2.8%
Missouri State Highways & Transit Commission, State Road Revenue, Ser A, RB, 5.00%, 2/1/13	1,800	1,960,326

Nevada — 1.5%
Nevada State, Refunding, Ser A, GO, 5.00%, 7/1/13	1,080	1,088,770

New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, RB, VRDB, Dartmouth College, SPA: JPMorgan Chase Bank, 0.40%, 6/1/41 (a)	1,000	1,000,000

New Jersey — 2.3%
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser B, RB, ETM, INS: MBIA, 6.50%, 6/15/10	1,500	1,606,290

New York — 6.8%
New York City, Ser G, GO
5.00%, 8/1/09	1,130	1,149,300
5.00%, 8/1/11	750	795,172
New York City, Sub Ser E-5, GO, VRDB, LOC: JPMorgan Chase Bank, 0.55%, 8/1/17 (a)	500	500,000
Tobacco Settlement Financing Corp., Asset Backed, Ser A-1, RB, 5.50%, 6/1/16	1,300	1,316,692
Tobacco Settlement Financing Corp., Asset Backed, Ser B, RB, 5.00%, 6/1/12	1,000	1,048,980

		4,810,144

North Carolina — 3.5%
North Carolina State, Highway Improvement, GO, 5.00%, 5/1/14	1,000	1,111,920
University of North Carolina, University Revenue, Refunding, Ser B, RB, 5.00%, 12/1/11	1,250	1,370,600

		2,482,520

Ohio — 1.5%
Ohio State, Major New State Infrastructure Project Revenue, Ser 2008-1, RB, 5.00%, 6/15/11	1,000	1,078,390

Oklahoma — 1.6%
Oklahoma State, Refunding Building, Ser A, GO, INS: FGIC, 5.00%, 7/15/12	1,020	1,133,118

Pennsylvania — 8.0%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Ser A, RB, 5.00%, 9/1/10	1,000	1,031,480
Pennsylvania State Higher Educational Facilties Authority, University of Scraton, RB, 5.00%, 5/1/11	1,000	1,060,640
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Pennsylvania — Continued
Pennsylvania State Higher Educational Facilities Authority, College & University Revenues, Marywood University Program, RB, Prerefunded 6/1/10 @ 100, INS: MBIA, 5.50%, 6/1/18	$1,430	$1,507,906
Pennsylvania State, Fourth Ser, GO, 5.00%, 7/1/14	1,800	2,031,624

		5,631,650

Rhode Island — 1.6%
Rhode Island State & Providence Plantations, Refunding Consolidated Capital Development Loan, Ser A, GO, 5.00%, 7/15/13	1,000	1,117,640

South Carolina — 2.3%
South Carolina State Public Service Authority Revenue, Ser A, RB, INS: FSA, 5.00%, 1/1/13	1,460	1,615,928

Tennessee — 3.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board of Revenue, Refunding, Vanderbilt University, Ser A, RB, INS: GO of University, 5.00%, 10/1/11	1,000	1,083,310
Shelby County, Public Improvement, Ser A, GO, 5.00%, 4/1/09	1,000	1,003,290

		2,086,600

Texas — 10.1%
Houston Health Facilities Development Corp., Retirement Facility Revenue, Buckingham Senior Living Community, Ser A, RB, Prerefunded 2/15/14 @ 101, 7.13%, 2/15/14	1,000	1,206,690
Houston, Ser E, GO, INS: AMBAC, 5.00%, 3/1/15	1,000	1,125,270
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Ser G, RB, VRDB, SPA: Bank of America N.A., 0.50%, 11/15/33 (a)	1,000	1,000,000
Texas State Transportation Commission, First Tier, RB, 5.00%, 4/1/13	1,000	1,117,660
Texas Water Development Board, State Revolving Sub- Lien, Ser A, RB, INS: JPMorgan Chase Bank, 0.45%, 7/15/19 (a)	2,700	2,700,000

		7,149,620

Utah — 2.1%
Intermountain Power Agency Utah Power Supply Revenue, Ser F, RB, SPA: Morgan Stanley Bank, 3.00%, 7/1/15 (a)	1,500	1,500,000

Virginia — 5.4%
Fairfax County, Ser A, GO, Prerefunded 6/1/10 @ 101, INS: State Aid Withholding, 5.00%, 6/1/19	1,500	1,591,155
Virginia State, Ser A, GO, 5.00%, 6/1/13	2,000	2,259,300

		3,850,455

Washington — 1.7%
Richland Electric Revenue, RB, Prerefunded 5/1/11 @ 100, INS: MBIA, 5.10%, 11/1/22	1,115	1,198,681

TOTAL MUNICIPAL BONDS (Cost $67,061,687)		68,851,259

TOTAL INVESTMENTS IN SECURITIES — 97.4% (Cost $67,061,687) (b)		68,851,259
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%		1,818,836

NET ASSETS — 100.0%		$70,670,095

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2009.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost :	$2,019,521
Excess tax cost over value :	$(229,949)
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	68,851,259
Level 3 – Significant Unobservable Inputs	—

Total Assets – Investments in Securities	$68,851,259

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — 100.9%
Alabama — 2.5%
Auburn University, RB, General Fee Revenue, Ser A, INS: MBIA, 5.50%, 6/1/13	$1,000	$1,079,300
Huntsville, Refunding, Capital Improvements, Warrants - Series A, GO, 5.00%, 9/1/12	1,000	1,112,490

		2,191,790

Alaska — 2.6%
Alaska State Housing Finance Corp., State Capital Project, Ser B, RB, INS: MBIA, 5.00%, 12/1/18	2,085	2,279,239

Arizona — 4.1%
Arizona Tourism & Sports Authority Tax RB, Multipurpose Stadium Facility, Ser A, INS: MBIA, Prerefunded 7/1/13 @ 100, 5.38%, 7/1/21	2,135	2,446,368
Scottsdale Arizona Municipal Property Corp., Excise Tax RB, Water & Sewer Development Project, Ser A, 5.00%, 7/1/12	1,000	1,109,990

		3,556,358

California — 8.0%
California Health Facilities Financing Authority RB, Catholic Healthcare West Refunding, Mandatory Put 7/1/14 @ 100, Ser I, VRDB, 4.95%, 7/1/26 (a)	1,800	1,814,112
California State Department of Water Resources, Power Supply Revenue, RB, 5.00%, 5/1/20	1,120	1,207,797
Glendale Unified School District, Ser D, GO, INS: MBIA, 5.25%, 9/1/17	1,500	1,578,960
Golden State Tobacco Securitization Corp., Tobacco Settlement RB, Ser 2003 A1, Prerefunded 6/1/13 @ 100, 6.75%, 6/1/39	2,000	2,357,620

		6,958,489

Delaware — 1.3%
Delaware State, Series 2009A, GO, 5.00%, 1/1/14	1,000	1,129,930

Florida — 5.8%
Fleming Island Plantation Community Development District, Special Assessment, Ser B, Prerefunded 5/1/10 @ 101, 7.38%, 5/1/31	2,000	2,169,380
Florida State Board of Education, Capital Outlay, 2008 - Ser B, GO, 5.00%, 6/1/20	590	648,876
Lee County Transportation Facilities, Refunding, Ser A, RB, INS: AMBAC, 5.50%, 10/1/14	1,000	1,056,900
Miami-Dade County Educational Facilities Authority, University of Miami, Ser A, INS: AMBAC, Prerefunded 4/1/14 @ 100, 5.00%, 4/1/22	1,000	1,120,470

		4,995,626

Georgia — 1.3%
Georgia State, Refunding, Series C, GO, 5.50%, 7/1/14	1,000	1,163,840

Idaho — 1.2%
Ada & Canyon Counties, Joint School District Number 2 Meridan, GO, Ins: School Board Guaranty, 5.13%, 7/30/19	1,000	1,065,940

Illinois — 3.3%
Chicago, Refunding, Ser A-2, GO, INS: AMBAC, 6.25%, 1/1/13	1,000	1,159,720
Illinois Educational Facilities Authority Student Housing RB, Educational Advancement Fund, University Center Project, Prerefunded 5/1/12 @ 101, 6.00%, 5/1/22	1,000	1,143,140
Will Grundy Counties, Community College District No. 525, Joilet Jr. College, GO, 6.25%, 6/1/24	500	559,900

		2,862,760

Maryland — 2.5%
Maryland State, State & Local Facilities Loan, 2nd Series, GO, 5.00%, 8/1/14	1,875	2,140,256

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Massachusetts — 5.3%
Massachusetts Bay Transportation Authority, General Transportation System, Ser C, GO, INS: FGIC, 5.50%, 3/1/13	$3,000	$3,398,430
Massachusetts State Water Pollution Abatement Trust Refunding, Pool PG, RB, 5.25%, 8/1/17	1,000	1,169,330

		4,567,760

Michigan — 5.0%
Michigan State Building Authority RB, Refunding Facilities Program, Ser I, 5.13%, 10/15/20	1,000	1,006,870
Southfield Library Building Authority, Refunding, GO, INS: MBIA, 5.00%, 5/1/17	1,135	1,249,658
Warren Consolidated School District, Refunding, GO, 5.25%, 5/1/17	1,930	2,096,134

		4,352,662

Minnesota — 1.3%
Minnesota State, Ser A, GO, 5.00%, 6/1/17	1,000	1,164,070

Missouri — 1.3%
Missouri State Highways & Transportation Commission, State Road RB, Second Lien, 5.00%, 5/1/17	1,000	1,153,910

Nebraska — 3.2%
Lancaster County, Nebraska School District No 1, Lincoln Public Schools, GO, 5.00%, 1/15/20	2,460	2,778,595

Nevada — 1.2%
Clark County Passenger Facility Charge, RB, Las Vegas-McCarran International Airport, Ser A, 5.00%, 7/1/12	1,000	1,062,480

New Jersey — 3.7%
New Jersey Economic Development Authority RB, School Facility Construction T1, INS: FSA, 5.00%, 9/1/11	3,000	3,187,560

New York — 8.6%
New York State Dormitory Authority, RB, Non State Supported Debt, Residential Institution for Children, INS: SONYMA, 5.00%, 6/1/15	650	721,903
New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, New York City Municipal Water Project, Ser B, RB, 5.25%, 6/15/16	1,350	1,465,735
New York State Thruway Authority, Highway & Bridge Trust Fund, Refunding, Ser C, RB, INS: MBIA, 5.25%, 4/1/11	2,000	2,148,800
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series B-1, RB, 5.00%, 3/15/14	1,250	1,393,100
Tobacco Settlement Financing Corp., Asset Backed, Ser A-1, RB, 5.50%, 6/1/16	1,690	1,711,700

		7,441,238

North Carolina — 1.1%
North Carolina Medical Care Commission Health Systems RB, Mission Health Combined Group, 5.00%, 10/1/22	1,000	982,570

Ohio — 5.3%
Ohio State, Common Schools, Series A, GO, 5.00%, 9/15/17	3,000	3,348,000
Richland County Hospital Facilities Improvements RB, MedCentral Health, Ser B, Prerefunded 11/15/10 @ 101, 6.38%, 11/15/30	1,165	1,280,090

		4,628,090

Pennsylvania — 10.0%
Allegheny County Hospital Development Authority RB, University of Pittsburgh Medical Center, Ser A, 5.00%, 9/1/11	1,000	1,041,320
Chester County, Unrefunded Balance, GO, 5.50%, 11/15/15	2,235	2,416,035
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Continued
February 28, 2009
(Unaudited)

	Par
	(000)	Value
MUNICIPAL BONDS — Continued
Pennsylvania — Continued
Mifflin County Hospital Authority, RB, INS: Radian, Prerefunded 1/1/11 @ 101, 6.00%, 7/1/15	$1,895	$2,068,146
Northampton County General Purpose Authority, Lafayette College, RB, 5.00%, 11/1/18	1,575	1,806,068
Pennsylvania Higher Educational Facilties Authority RB, Association of Independent Colleges & Universities, Ser-FF2, INS: Radian, 5.00%, 12/15/16	1,425	1,317,256

		8,648,825

Puerto Rico — 1.3%
Puerto Rico Electric Power Authority, Power Revenue, Ser RR, RB, INS: FGIC, Prerefunded 7/1/15 @ 100, 5.00%, 7/1/35	1,000	1,155,510

South Carolina — 2.4%
Columbia COP, Tourism Development Fee Pledge, INS: AMBAC, 5.25%, 6/1/17	1,895	2,034,624

Texas — 10.9%
Austin Independent School District, Refunding, GO, INS: PSF-GTD, 5.00%, 8/1/16	2,500	2,872,825
Harris County, Unrefunded Balance, GO, 5.38%, 10/1/16	1,465	1,565,221
North Texas Municipal Water District, Regional Waste Water, RB, 5.00%, 6/1/19	1,000	1,097,630
Southwest Higher Education Authority, Southern Methodist University, RB, VRDB, LOC: Landesbank Hessen-Thrgn, 0.49%, 7/1/15 (a)	800	800,000
Tarrant County, Cultural Education Facilities Finance Corp., Texas Health Resources, Ser D, RB, VRDB, SPA: JPMorgan Chase Bank, 0.50%, 11/15/19 (a)	1,800	1,800,000
Texas Water Development Board, State Revolving Sub-Lien, Ser A, RB, INS: JPMorgan Chase Bank, 0.45%, 7/15/19 (a)	1,300	1,300,000

		9,435,676

Utah — 1.8%
Salt Lake City, Sales Tax Revenue, Series A, RB, 5.00%, 10/1/16	1,310	1,513,194

Washington — 5.2%
Energy Northwest Washington Electric RB, Refunding Columbia Generating, Ser A, 5.50%, 7/1/15	2,000	2,297,200
Washington State, Various Purpose, Series R-A, GO, INS: AMBAC, 5.00%, 1/1/14	2,000	2,239,400

		4,536,600

Wisconsin — 0.7%
Wisconsin State Transportation, RB, Ser A, 5.00%, 7/1/18	500	569,450

TOTAL MUNICIPAL BONDS (Cost $85,576,268)		87,557,042

TOTAL INVESTMENTS IN SECURITIES — 100.9% Cost $85,576,268) (b)		87,557,042
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(807,017)

NET ASSETS — 100.0%		$86,750,025

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2009.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:	$2,453,489
Excess of tax cost over value:	$(472,715)
See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Concluded
February 28, 2009
(Unaudited)
Summary of inputs used to value the Fund’s net assets as of February 28, 2009 is as follows (See Note 1A in Notes to Schedules of Portfolio Investments):

Assets - Investments in Securities	Market
Valuation Inputs	Value
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	87,557,042
Level 3 – Significant Unobservable Inputs	—

Total Assets – Investments in Securities	$87,557,042

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INVESTMENT ABBREVIATIONS

Currency Abbreviations:

ADR	American Depository Receipt
AMBAC	American Municipal Bond Insurance Corp.
BAN	Bond Anticipation Note
CL	Class
COP	Certificate of Participation
CPI	Consolidated Public Improvement
ETF	Exchange Traded Fund
ETM	Escrowed to Maturity
FDIC	Federal Deposit Insurance Corporation
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Federal Security Assurance
GDR	Global Depository Receipt
GO	General Obligation
GRAN	Grant and Revenue Anticipation Notes
GTD	Guaranteed
IDA	Industrial Development Agency
INS	Insured
LLC	Limited Liability Co.
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
PLC	Public Liability Co.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
Ser	Series
SONYMA	State of New York Mortgage Agency
SP ADR	Sponsored ADR
SP GDR	Sponsored GDR
SPA	Standby Purchase Agreement
TA	Tax Allocation
TECP	Tax-Exempt Commercial Paper
TLGP	Temporary Liquidity Guarantee Program
TRAN	Tax and Revenue Anticipation Note
VRDB	Variable Rate Demand Bond
XLCA	XL Capital Assurance

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
February 28, 2009
(Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES
PNC Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of Incorporation of the Company, as amended, authorize the Board of Directors to issue up to thirty billion shares, having a par value of $0.001 per share. The Company is a series mutual fund which currently issues shares of common stock representing interests in eleven investment portfolios: Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”), Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”), and Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds”, individually, each a “Fund”).
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
A)	Security Valuation: Investment securities held by the Money Market Funds are valued under an amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange, including securities traded over-the-counter, are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at fair value in accordance with procedures established by the Board of Directors. The Board of Directors of the Company has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations no longer represent the fair value of the foreign securities held by International Equity Fund and may require fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, International Equity Fund utilizes data furnished by an independent pricing service. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

In September 2006, the Financial Accounting Standards Board issued Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of June 1, 2008, the beginning of the Funds’ current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities,interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of February 28, 2009 is included with each Funds’ Schedule of Portfolio Investments.

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
February 28, 2009
(Unaudited) (Continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
B)	Security Transactions:Security transactions are accounted for on the trade date of financial reporting dates.

C)	Repurchase Agreements:Each Fund, except Tax-Exempt Money Market Fund, Tax-Exempt Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, and National Tax-Exempt Bond Fund, may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. In the case of Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value greater than or equal to 102% of the repurchase agreement.

D)	Foreign Securities:Investing in foreign securities is subject to certain risks such as currency exchange rate volatility, possible political, social, or economic instability, foreign taxation and/or differences in auditing and other financial standards. A Fund investing in foreign securities is subject to foreign income taxes by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains realized upon disposition of certain foreign securities held by a Fund may be subject to capital gains tax in that particular country. The tax on realized gains is paid prior to repatriation of sales proceeds. As applicable, a Fund accrues a deferred tax liability for net unrealized gains on securities subject to a capital gains

E)	Foreign Currency Translation:Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. A Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F)	Forward Foreign Currency Exchange Contracts: International Equity Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and/or to gain exposure to a country’s currency in a situation where the Fund’s equity holdings are underweight relative to the benchmark. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently.

G)	Forward Interest Rate Swap Contracts:The Bond Funds may enter into forward interest rate swap contracts in order to hedge their exposure to changes in interest rates on their debt portfolio holdings. All commitments are marked-to-market daily at the applicable interest rate and any resulting unrealized gains or losses are recorded currently.

H)	Interest Rate Swap Agreements:The Bond Funds may invest in interest rate swap agreements for the purpose of hedging against changes in interest rates. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss .

I)	Securities Lending: Pursuant to an agreement with Credit Suisse First Boston, New York Branch (“Credit Suisse”), each Fund except Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund lends its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market valuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in a joint cash collateral account managed by Credit Suiss that typically invests in certain high quality, liquid securities. Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
February 28, 2009
(Unaudited) (Continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. Another risk is that return on invested cash collateral in the joint cash collateral account will result in losses for the Funds. The Company has the right under the securities lending agreement to recover the loaned securities from the borrower on demand.
The return on the cash collateral invested in the joint cash collateral account will result in gains or losses for the Funds and the NAV of a Fund will be affected by an increase or decrease in the value of the securities that the joint cash collateral account may be invested in.Each of the Funds participating in securities lending own a pro-rata portion of the securities in the joint cash collateral pool, the values of which are shown in each Fund’s Schedule of Portfolio Investments.
At February 28, 2009, the cash collateral received by the Equity and Bond Funds participating in the securities lending program was pooled and invested in the securities listed below. As of February 28, 2009, none of the Money Market Funds participated in the securities lending program.

Security	Security Par	Value
Atlantic East Funding, LLC. 2.82%, 03/25/09*	$6,726,082	$4,317,234
Barclays Capital Markets Repurchase Agreement (dated 02/27/09 to be repurchased at $27,066,564 Collateralized by a $29,104,000 (Value $ 27,608,119) U.S. Government Agency Security, interest rate 4.10%, due 12/17/18) 0.25%, 03/02/09	27,066,000	27,066,000

Total	$33,792,082	$31,383,234

*	Atlantic East Funding LLC (“Atlantic East”), currently held in the joint cash collateral account for the Equity and Bond Funds participating in the securities lending program, was formed as a result of the restructuring on March 25, 2008 of KKR Atlantic Funding (the “Trust”), which was previously held in the joint cash collateral account for all the Funds participating in the securities lending program. Atlantic East was formed to accept collateral previously held by the Trust and to issue new notes to existing investors in the Trust. Atlantic East had an initial maturity of March 25, 2009 and the Equity and Bond Funds determined that in the current market conditions it was preferable to extend the maturity for an additional year to March 25, 2010. Principal and interest payments are being collected on the underlying residential mortgage-backed securities that comprise the collateral and are being distributed monthly.
The Trust was collateralized with a portfolio of AAA-rated private label residential mortgage-backed securities. Investor concerns about subprime risk and conditions in the housing market led to a deterioration in the market value of the underlying collateral and, as a result, the Trust violated an over-collateralization trigger. On October 15, 2007, the Trust was restructured and its maturity was extended. KKR Financial and the Trust noteholders began negotiations in early February and entered into a series of standstill agreements to defer payment on the Trust maturities scheduled for February 15, 2008 and March 13, 2008. On March 25, 2008, certain noteholders, including the Company, and KKR Financial agreed to a settlement and restructuring which resulted in the formation of Atlantic East.
Prior to March 10, 2008, the cash collateral received for the Funds pursuant to the securities lending program was pooled and invested in one joint collateral account. In connection with the segregation of the joint collateral pool for the Funds into a separate Money Market Funds’ collateral pool and a separate Equity and Bond Funds’ collateral pool, the Trust was transferred from the Money Market Funds’ collateral pool at a fair value price of $0.93 per $1.00 par value resulting in a loss of $50,732 and $154,370 for Prime Money Market Fund and Government Money Market Fund, respectively.
The investment in Atlantic East is being fair valued in accordance with procedures approved by the Board of Directors. Due to downgrades of the credit ratings assigned to the securities in the underlying portfolio of residential mortgage-backed securities as well as a deterioration in the market value of these securities, the fair valuation of Atlantic East resulted in the value of Atlantic East on February 28, 2009 being less than the collateral owed back to the borrowers. If there is a deficiency in the amount of total loan collateral available for return to a borrower on the date the collateral is returned this would result in a realized loss to the participating Equity and Bond Funds. In addition, to the extent that any of the Equity and Bond Funds carry a reserve for the shortfall, as defined below, or a receivable resulting from movement in and out of the security lending program, on the date the collateral is returned, they will be required to settle those balances. The difference between the value of the cash collateral in Atlantic East and what is owed back to the borrowers (the “shortfall”), net

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
February 28, 2009
(Unaudited) (Continued)
1. SIGNIFICANT ACCOUNTING POLICIES — Continued
of a portion of the shortfall that will be paid by an affiliate of the Adviser if the shortfall is realized upon the disposition of Atlantic East, negatively impacted the NAV of the following Funds as of February 28, 2009 by the following amounts per share:

Fund	NAV Impact
Capital Opportunities Fund	$0.11
International Equity Fund	0.00	*
Diversified Real Estate Fund	0.02
Limited Maturity Bond Fund	0.05
Total Return Bond Fund	0.01
* Amount rounds to less than $0.005 per share.
J)	In the normal course of business the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K)	In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS”) No. 161. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds’ financial statement disclosures.
2. RESTRICTED SECURITIES
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Advisor based on procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.
At February 28, 2009, the following Funds held restricted securities that were illiquid:

	Acquisition	Acquisition	Par ($)/		% of Net
	Date	Cost ($)	Shares	Value ($)	Assets
Prime Money Market Fund
The FDIC-Citigroup Funding, TLGP	01/23/06	14,484,412	14,500,000	14,484,412	2.03%
The FDIC-General Electric Capital Corp., TLGP	11/20/08	11,949,300	12,000,000	11,949,300	1.67%
The FDIC-General Electric Capital Corp., TLGP	01/30/09	5,992,417	6,000,000	5,992,417	0.84%
UBS AG	05/17/07	10,000,000	10,000,000	10,000,000	1.40%

		42,426,129	42,500,000	42,426,129	5.94%

Capital Opportunities Fund
Abraxis BioScience, Inc.	09/07/07-10/06/08	269,060	9,200	538,568	2.10%

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
February 28, 2009
(Unaudited) (Concluded)
2. RESTRICTED SECURITIES — Continued

	Acquisition	Acquisition			% of Net
	Date	Cost ($)	Shares	Value ($)	Assets
International Equity Fund
First Power Generating Co., SP GDR	08/28/08	56,902	25,012	9,380	0.01%
GOME Electrical Appliances Holdings Ltd.	01/24/07	52,872	205,495	29,677	0.02%
Inter Rao Ues AOA, SP GDR	08/28/08	34,234	5,434	10,868	0.01%
Kuzbassenergo OJSC, SP GDR	08/28/08	9,532	1,807	1,626	0.00%
Mosenergo, SP GDR	08/28/08	42,525	8,723	10,585	0.01%
RAO Energy System of East OAO	08/28/08	31,200	1,300,000	2,275	0.00%
Second Wholesale Power Market Generating Co. (The), GDR	08/28/08	28,275	6,500	5,005	0.00%
Silvinit	05/10/07 - 11/07/07	440,577	502	65,260	0.05%
Sixth Wholesale Power Market Generating Co. (The), SP GDR	08/28/08	26,527	7,579	6,048	0.01%
Territorial Generating Co. 14, SP GDR	08/28/08	3,370	416	749	0.00%
TGK-1, OAO, SP GDR	08/28/08	27,065	9,932	3,973	0.00%
TGK-2, OAO, SP GDR	08/28/08	16,518	1,677	1,509	0.00%
TGK-4, OAO, SP GDR	08/28/08	21,326	4,121	2,473	0.00%
TGK-9, OAO, SP GDR	08/28/08	13,104	4,368	2,621	0.00%
Third Wholesale Power Market Generating Co. (The), SP GDR	08/28/08	36,065	10,686	4,964	0.01%
Unified Energy System of Russia, GDR	11/21/07	139,236	13	15,132	0.01%
Unified Energy System of Russia, GDR	11/21/07	5,091	13	2,091	0.00%
Unified Energy System of Russia, GDR	11/21/07	—	13	—	0.00%
Volga Territorial Generation Co., SP GDR	08/28/08	23,664	4,342	3,296	0.00%
Yenisei Territorial Generation Co. OJSC, SP GDR	08/28/08	9,950	4,472	1,118	0.00%

		1,018,033	1,601,105	178,650	0.13%

3. AFFILIATED ISSUERS
Investments in companies considered to be affiliates of the Funds (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940, as amended) are as follows:

		# Shares			# Shares
		Held at	Gross	Gross	Held at	Value at
Fund	Name of Issuer	Start of Period	Additions	Reductions	End of Period	End of Period
Limited Maturity Bond Fund	PNC Prime Money Market Fund	—	8,106,971	(6,339,474)	1,767,497	$1,767,497

Total Return Bond Fund	PNC Prime Money Market Fund	—	7,462,077	(5,550,972)	1,911,105	1,911,105

					3,678,602	$3,678,602

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
February 28, 2009
(Unaudited) (Continued)
4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
A summary of forward foreign currency contacts in International Equity Fund which were outstanding at February 28, 2009 is as follows:

					Unrealized
					Appreciation/
Delivery Dates	Sell		Buy		(Depreciation)
04/20/2009	CZK	1,227,037	USD	65,568	$10,327
10/27/2009	CZK	14,050,200	USD	707,173	75,665
05/21/2009	CZK	3,310,795	USD	164,512	15,561
07/14/2009	CZK	788,479	USD	42,969	7,517
10/14/2009	CZK	791,487	USD	42,969	7,395
03/02/2009	EUR	3,745,407	USD	4,818,575	70,436
04/21/2009	EUR	5,568,561	USD	7,452,405	394,673
03/12/2009	GBP	1,350,000	USD	2,012,741	80,179
05/12/2009	HUF	409,935,424	USD	1,907,473	197,319
05/07/2009	PLN	1,884,453	USD	681,325	167,745
10/20/2009	PLN	2,026,545	USD	646,294	95,519
05/11/2009	PLN	2,630,772	USD	918,511	201,625
11/19/2009	PLN	3,302,758	USD	1,052,134	154,692
05/21/2009	PLN	811,574	USD	263,755	42,672
05/21/2009	USD	147,016	CZK	3,310,795	1,935
10/14/2009	USD	35,146	CZK	791,487	428
04/20/2009	USD	54,506	CZK	1,227,037	735

					$1,524,423

03/10/2009	USD	1,277,260	CAD	1,567,594	$(45,098)
03/12/2009	USD	407,910	SGD	610,661	(13,417)
03/12/2009	USD	522,117	AUD	779,161	(24,369)
03/12/2009	USD	1,082,714	EUR	830,398	(30,070)
03/17/2009	USD	1,641,279	JPY	148,011,943	(124,190)
04/21/2009	USD	7,739,143	EUR	5,568,561	(681,410)
05/07/2009	USD	618,561	PLN	1,884,453	(104,982)
05/11/2009	USD	399,159	PLN	1,409,807	(14,986)
05/12/2009	USD	1,650,347	HUF	341,089,799	(227,401)
05/21/2009	USD	271,384	PLN	811,574	(50,301)
07/14/2009	USD	41,619	CZK	788,479	(6,167)
10/20/2009	USD	753,537	PLN	2,026,454	(202,762)
10/27/2009	USD	212,169	CZK	4,116,902	(27,128)
11/19/2009	USD	1,221,847	PLN	3,302,758	(324,405)

					$(1,876,686)

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	European Union Euro
GBP	Great Britain Pound Sterling
HUF	Hungary Forint
JPY	Japanese Yen
PLN	Poland Zlotych
SGD	Singapore Dollar
USD	U.S. Dollar

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds, Inc.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President and Principal Executive Officer
(principal executive officer)

Date	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President and Principal Executive Officer
(principal executive officer)

Date	April 24, 2009

By (Signature and Title)*	/s/ Jennifer E. Spratley

Jennifer E. Spratley, Treasurer and Principal Financial Officer
(principal financial officer)

Date	April 24, 2009

*	Print the name and title of each signing officer under his or her signature.